MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio	Maxim Aggressive Profile I Portfolio
Maxim Short Duration Bond Portfolio	Maxim Moderately Aggressive Profile I Portfolio
Maxim U.S. Government Mortgage Securities Portfolio (formerly Maxim U.S. Government Securities Portfolio)	Maxim Moderate Profile I Portfolio
Maxim Federated Bond Portfolio	Maxim Moderately Conservative Profile I Portfolio
Maxim Loomis Sayles Bond Portfolio	Maxim Conservative Profile I Portfolio
Maxim High Yield Bond Portfolio	Maxim Aggressive Profile II Portfolio
Maxim Global Bond Portfolio	Maxim Moderately Aggressive Profile II Portfolio
Maxim Ariel Small-Cap Value Portfolio	Maxim Moderate Profile II Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio	Maxim Moderately Conservative Profile II Portfolio
Maxim Small-Cap Growth Portfolio	Maxim Conservative Profile II Portfolio
Maxim Small-Cap Value Portfolio	Maxim Lifetime 2015 Portfolio I (Classes T and T1)
Maxim MidCap Value Portfolio	Maxim Lifetime 2015 Portfolio II (Classes T and T1)
Maxim Ariel MidCap Value Portfolio	Maxim Lifetime 2015 Portfolio III (Classes T and T1)
Maxim T. Rowe Price MidCap Growth Portfolio	Maxim Lifetime 2025 Portfolio I (Classes T and T1)
Maxim T. Rowe Price Equity/Income Portfolio	Maxim Lifetime 2025 Portfolio II (Classes T and T1)
Maxim Janus Large Cap Growth Portfolio	Maxim Lifetime 2025 Portfolio III (Classes T and T1)
Maxim Bernstein International Equity Portfolio	Maxim Lifetime 2035 Portfolio I (Classes T and T1)
Maxim MFS International Growth Portfolio	Maxim Lifetime 2035 Portfolio II (Classes T and T1)
Maxim Invesco ADR Portfolio	Maxim Lifetime 2035 Portfolio III (Classes T and T1)
Maxim Bond Index Portfolio	Maxim Lifetime 2045 Portfolio I (Classes T and T1)
Maxim Index 600 Portfolio	Maxim Lifetime 2045 Portfolio II (Classes T and T1)
Maxim Stock Index Portfolio	Maxim Lifetime 2045 Portfolio III (Classes T and T1)
Maxim S&P 500® Index Portfolio	Maxim Lifetime 2055 Portfolio I (Classes T and T1)
Maxim Lifetime 2055 Portfolio II (Classes T and T1)
Maxim Lifetime 2055 Portfolio III (Classes T and T1)

(the “Portfolio(s)”)

8515 East Orchard Road

Greenwood Village, CO 80111

(866) 831-7129

This Prospectus describes 48 Portfolios. Each Portfolio is a series of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company. Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies. GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by “Sub-Advisers” hired by MCM.

The Fund sells Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, toqualified retirement plans, and to asset allocation portfolios described in this Prospectus. The Fund may also sell Portfolio shares to college savings programs. Therefore, you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan or college savings program that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2009

The Portfolios at a Glance	1
Maxim Money Market Portfolio	1
Maxim Short Duration Bond Portfolio	3
Maxim U.S. Government Mortgage Securities Portfolio	5
Maxim High Yield Bond Portfolio	7
Maxim Loomis Sayles Bond Portfolio	9
Maxim Federated Bond Portfolio	11
Maxim Bond Index Portfolio	15
Maxim Global Bond Portfolio	16
Maxim Ariel Small-Cap Value Portfolio	19
Maxim Loomis Sayles Small-Cap Value Portfolio	21
Maxim Small-Cap Growth Portfolio	23
Maxim Small-Cap Value Portfolio	26
Maxim T. Rowe Price MidCap Growth Portfolio	28
Maxim Ariel MidCap Value Portfolio	31
Maxim MidCap Value Portfolio	33
Maxim Bernstein International Equity Portfolio	35
Maxim Invesco ADR Portfolio	37
Maxim MFS International Growth Portfolio	39
Maxim T. Rowe Price Equity/Income Portfolio	42
Maxim Janus Large Cap Growth Portfolio	45
Maxim Stock Index Portfolio	47
Maxim Index 600 Portfolio	47
Maxim S&P 500® Index Portfolio	47
Maxim Profile Portfolios	51
Maxim Lifetime Asset Allocation Portfolios	64

Fees and Expenses	68

Examples	72

More Information About the Portfolios	74
Portfolios Investing Primarily in Equity Securities	75
Portfolios Investing Primarily in Small and Medium Size Companies	76
Portfolios Designed to Track a Benchmark Index	76
Portfolios Investing Primarily in Debt Securities	77
Portfolios Investing Primarily in Foreign Securities	78
Derivatives	79
Money Market Instruments	79
Temporary Investment Strategies	80
Other Risk Factors Associated with the Portfolios	80

Management of the Portfolios	81

Important Information About Your Investment	91
Investing in the Portfolios	91
Pricing Shares	91
Dividends and Capital Gains Distributions	93
Frequent Purchases and Redemptions of Fund Shares	94
Tax Consequences	97
Effect of Foreign Taxes	97
Annual and Semi-Annual Shareholder Reports	97

Legal Proceedings	97

Financial Highlights	99

Additional Information	100

THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios’ investment strategies and risks is included elsewhere in this Prospectus. Please read this Prospectus carefully before investing in any of the Portfolios.

Maxim Money Market Portfolio is a diversified Portfolio.

The investment objective for this Portfolio is to:

•	Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies. This Portfolio will:

•

Invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

•

Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

•	Invest in securities which are only denominated in U.S. Dollars.

•	Invest in securities with a weighted average maturity of less than 90 days.

The principal investment risks for this Portfolio include:

Possible loss of money

•

You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest rate risk

•

The market value of a money market instrument is affected by changes in interest rates. Generally, the longer the maturity of a security, the greater its interest rate risk. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.

Credit Risk

•

A money market instrument’s value can be affected by changes in its credit quality rating or its issuer’s financial condition. An issuer may default on its obligation to pay principal and/or interest, potentially reducing the Portfolio’s income level and share price. While the risk of default is generally considered remote for any securities guaranteed by the U.S. Government, not all of the Portfolio’s securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them and corporate debt securities carry no guarantee. Also, any guarantees on securities the Portfolio owns do not extend to shares of the Portfolio itself.

Other Risks

•

When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Money Market Portfolio, the highest return for a quarter was 1.55% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.16% (quarter ended September 30, 2003).

The average annual total return for the one year, five years and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Money Market Portfolio	1.94%	2.96%	3.15%

The inception date for the Maxim Money Market Portfolio was February 25, 1982.

Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2008, the Maxim Money Market Portfolio’s 7-day yield and its effective yield were:

	7-Day Yield	Effective Yield
Maxim Money Market Portfolio	0.332%	0.333%

Maxim Short Duration Bond Portfolio is a diversified portfolio.

The investment objective of this Portfolio is to:

•	Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies. This Portfolio will:

•	Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds.

•	Select securities based on relative value, maturity, quality and sector.

•	Maintain an actively managed portfolio of bonds selected from several categories including:

•	U.S. Treasuries and agency securities;

•	Commercial and residential mortgage-backed securities;

•	Asset-backed securities; and

•	Corporate bonds.

•	Maintain a weighted average quality of A or higher.

•	Maintain average duration between one to three years based on the portfolio manager’s forecast for interest rates.

•	Invest up to 20% in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

•

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, usually making it more volatile than debt securities with shorter durations.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligation to pay principal and/or interest.

•

High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Prepayment Risk

•

When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Short Duration Bond Portfolio, the highest return for a quarter was 3.73% (quarter ended September 30, 2001) and the lowest return for a quarter was -1.53% (quarter ended June 30, 2004).

The average annual total return for one year, five years and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Short Duration Bond Portfolio	0.33%	3.10%	4.32%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.71%

The inception date for the Maxim Short Duration Bond Portfolio was August 1, 1995.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade, publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $250 million.

Maxim U.S. Government Mortgage Securities Portfolio is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

•	Focus on the relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

•

Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators.

•

Invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party.

•	Invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial condition.

•	An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk

•

When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim U.S. Government Mortgage Securities Portfolio, the highest return for a quarter was 4.70% (quarter ended September 30, 2001) and the lowest return for a quarter was -2.07% (quarter ended June 30, 2004).

The average annual total return for one year, five years and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim U.S. Government Mortgage Securities Portfolio	6.46%	4.58%	5.32%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%

The inception date for the Maxim U.S. Government Mortgage Securities Portfolio was December 1, 1992. Pursuant to a reorganization effective July 15, 2006, Maxim U.S. Government Mortgage Securities Portfolio merged with Maxim U.S. Government Securities Portfolio. Following the reorganization and until May 1, 2009, the Maxim U.S. Government Mortgage Securities Portfolio was named Maxim U.S. Government Securities Portfolio. The Portfolio is now known as Maxim U.S. Government Mortgage Securities Portfolio and the historical investment performance illustrated is for the Maxim U.S. Government Mortgage Securities Portfolio.

The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim High Yield Bond Portfolio (Sub-Adviser: Western Asset Management Company) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Principal investment strategies.

•

Under normal circumstances, this Portfolio will invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield/high-risk (“junk”) bonds and convertible and preferred securities rated below investment grade and related investments.

•

High yield bonds are debt securities that are rated below investment grade (for example, rated below BBB by Standard & Poor’s Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization. Debt securities that are not rated by a nationally recognized statistical rating agency may also be high yield bonds. The Sub-Adviser defines high yield bonds to include: bank loans; payment-in-kind securities; fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; mortgage-backed and asset-backed debt obligations; structured debt obligations; and convertible bonds, provided they are unrated or rated below investment grade. The Sub-Adviser does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

•

Individual security selection is driven by the Sub-Adviser’s economic view, industry outlook and credit analysis. The Sub-Adviser then selects those individual securities that appear to be most undervalued and to offer the highest potential returns relative to the amount of credit, interest rate, liquidity and other risk presented by these securities. The Sub-Adviser allocates the Portfolio’s investments across a broad range of issuers and industries, which can help to reduce risk. In evaluating the issuer’s creditworthiness, the Sub-Adviser employs fundamental analysis and considers the following factors: the strength of the issuer’s financial resources; the issuer’s sensitivity to economic conditions and trends; the issuer’s operating history; and the experience and track record of the issuer’s management or political leadership.

•	The Portfolio may also invest in foreign equity and debt securities, including non-U.S. denominated securities, without limit within the parameters of the Portfolio’s specific investment policies.

•	The Portfolio normally maintains an average effective duration of between three and seven years.

•

Although the Portfolio invests primarily in high yield debt securities, the Portfolio may also invest up to 20% of its assets in other securities, including, but not limited to, investment grade fixed income securities and equity and equity related securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

•

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, usually making it more volatile than debt securities with shorter durations.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligation to pay principal and/or interest.

•

High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk

•

Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Derivatives and Hedging Techniques

•

The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

•

The Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; to enhance the Portfolio’s return as a non-hedging strategy that may be considered speculative.

•

A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Portfolio less liquid and harder to value, especially in declining markets.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim High Yield Bond Portfolio, the highest return for a quarter was 4.71% (quarter ended September 30, 2004) and the lowest return for a quarter was -22.98% (quarter ended December 31, 2008).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim High Yield Bond Portfolio	-32.37%	-3.49%	-1.62%
Citigroup High Yield Market Index	25.85%	-0.93%	2.11%

The inception date for the Maxim High Yield Bond Portfolio was May 21, 2003.

Prior to 2005, the Portfolio utilized the Lehman U.S. Corporate High Yield Bond Index, an index generally representative of corporate bonds rated below investment-grade, as a benchmark. The index excludes emerging markets debt.

In 2005, the Portfolio began benchmarking against the Citigroup High Yield Market Index, which captures the performance of below-investment grade debt issued by corporations domiciled in the United States or Canada.

Maxim Loomis Sayles Bond Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies. This Portfolio will:

•	Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.

•	Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

•	Invest up to 20% in preferred stock and convertible preferred stock.

•

Invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.

•	Invest up to 35% of its total assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligation to pay principal and/or interest.

•

High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk

•

Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Loomis Sayles Bond Portfolio, the highest return for a quarter was 10.56% (quarter ended June 30, 2003) and the lowest return for a quarter was -11.90% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Loomis Sayles Bond Portfolio	-21.74%	1.59%	5.81%
Merrill Lynch Corporate/Government Index	4.95%	4.53%	5.57%

The inception date for the Maxim Loomis Sayles Bond Portfolio was November 1, 1994.

The Merrill Lynch Corporate/Government Index is comprised of U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

Maxim Federated Bond Portfolio (Sub-Adviser: Federated Investment Management Company) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•

Seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Principal investment strategies. This Portfolio:

•

Under normal circumstances, will invest primarily in a diversified portfolio of investment grade fixed-income securities at the time of purchase, including mortgage-backed securities, corporate debt securities and U.S. government obligations. A portion of the Portfolio may also be invested in foreign investment-grade debt securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade debt securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade debt securities. The foreign debt securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars.

•

Investment grade securities are rated BBB or higher by Standard & Poor’s or have a comparable rating from another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are of comparable quality as determined by the Sub-Adviser based on its credit assessment that the security is comparable to investment grade. Non-investment-grade securities are rated BB or lower by Standard & Poor’s or have a comparable rating from another NRSRO, or are of comparable quality if unrated. If a security is downgraded below the minimum quality grade discussed above, the Sub-Adviser will re-evaluate the security, but will not be required to sell it.

•

The Portfolio may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Portfolio may use derivative contracts or hybrid instruments to increase or decrease the Portfolio’s exposure to the investments(s) underlying the derivative or hybrid. Additionally, by way of example, the Portfolio may use derivative contracts in an attempt to:

•	Increase or decrease the effective duration of the Portfolio;

•

Seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates. (Volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes.)

•	Obtain premiums from the sale of derivative contracts;

•	Realize gains from trading a derivative contract; or

•	Hedge against potential losses.

There can be no assurance that the Portfolio’s use of derivative contracts or hybrid instruments will work as intended.

•	Allocate relatively more of the Portfolio holdings to the sector that the Sub-Adviser expects to offer the best balance between total return and risk.

•	Provide the appreciation component of total return by selecting those securities whose prices will, in the Sub-Adviser’s opinion, benefit from anticipated changes in economic and market conditions.

•	Lengthen or shorten duration from time to time based on the Sub-Adviser’s interest rate outlook; however, the Portfolio has no set duration parameters.

The principal investment risks for this Portfolio include:

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

•

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, usually making it more volatile than debt securities with shorter durations.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligation to pay principal and/or interest.

•

High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Prepayment Risk

•

When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Risks of Investing in Derivative Contracts and Hybrid Instruments

•

The Portfolio’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Portfolio invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in Portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Portfolio may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Portfolio to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks such as stock market, credit, liquidity and leverage risks.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Federated Bond Portfolio, the highest return for a quarter was 3.66% (quarter ended September 30, 2006) and the lowest return for a quarter was -2.34% (quarter ended June 30, 2004).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Federated Bond Portfolio	1.94%	3.63%	3.16%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	4.16%

The inception date for the Maxim Federated Bond Portfolio was May 21, 2003.

The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Bond Index Portfolio is a diversified Portfolio.

The investment objective for this Portfolio is to:

•	Seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index (“Barclays Index”).

Principal Investment Strategies. The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in:

•	Securities of the Barclays Index, and

•

A portfolio of securities using sampling techniques designed to give the Portfolio the relevant comparable attributes of the Barclays Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Barclays Index and options on futures contracts.

The principal investment risks for the Portfolio include:

Index Risk

•

It is possible the Barclays Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Barclays Index, because the adverse performance of a particular bond normally will not result in eliminating the bond from the Portfolio. The Portfolio will remain invested in bonds even when bond prices are generally falling.

Tracking Error Risk

•

Several factors will affect the Portfolio’s ability to precisely track the performance of the Barclays Index. For example, unlike the Barclays Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, the Portfolio will own less than all the securities of the Barclays Index, which also may cause a variance between the performance of the Portfolio and the Barclays Index.

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart of the Maxim Bond Index Portfolio, the highest return for a quarter was 5.28% (quarter ended December 31, 2008) and the lowest return for a quarter was -2.76% (quarter ended June 30, 2004).

The average annual total return for one year, five years and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Bond Index Portfolio	6.40%	4.45%	5.30%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%

The inception date for the Maxim Bond Index Portfolio was December 1, 1992.

The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Global Bond Portfolio (Sub-Adviser: Franklin Advisers, Inc.) is a non-diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek current income with capital appreciation and growth of income.

Principal investment strategies. This Portfolio will:

•	Under normal circumstances, invest at least 80% of its net assets in bonds of issuers located throughout the world.

•	Ordinarily invest in at least three countries, including the U.S.

•	Hold foreign currencies and attempt to profit from fluctuations in currency exchange rates.

•	Focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser.

•	Invest up to 25% of its total assets in below investment grade bonds (“high yield/high risk” or “junk”) bonds.

•

For purposes of pursuing its investment goal, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Portfolio believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. For futures contracts or currency indices (a basket of currencies), such contracts provide for a cash payment upon settlement instead of physical delivery of a foreign currency. Futures contracts trade on an exchange unlike forward currency contracts. The Portfolio's investments in derivative currency transactions may result in net short currency exposures. Currency forwards, futures contracts and swaps could be affected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio or sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. The successful use of these transactions will usually depend on the portfolio manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of the transaction, or it may realize losses.

•

The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Portfolio may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Portfolio and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). With derivatives, the portfolio manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The portfolio manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

The principal investment risks for this Portfolio include:

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligations to pay principal and/or interest.

•

High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Derivative Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is risk the use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk

•	High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk

•

The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Geographic Concentration Risk

•

When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Global Bond Portfolio, the highest return for a quarter was 8.12% (quarter ended March 31, 2008) and the lowest return for a quarter was -4.28% (quarter ended June 30, 2008).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Global Bond Portfolio	4.45%	7.52%	6.98%
Citigroup World Government Bond Index	9.19%	5.57%	5.93%

The inception date for the Maxim Global Bond Portfolio was July 26, 1999.

The Citigroup World Government Bond Index is a market-capitalization-weighted benchmark that tracks total returns of government bonds in 23 developed countries globally.

Maxim Ariel Small-Cap Value Portfolio (Sub-Adviser: Ariel Investments, LLC) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term capital appreciation.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index at the time of initial purchase.

•	Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

•	Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment.

•	Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, or the production of nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk

•

The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Ariel Small-Cap Value Portfolio, the highest return for a quarter was 17.79% (quarter ended June 30, 2003) and the lowest return for a quarter was -33.72% (quarter ended December 31, 2008).

The average annual total return for one year, five and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Ariel Small-Cap Value Portfolio	-45.93%	-6.32%	1.89%
Russell 2000® Index	-33.79%	-0.93%	3.02%

The inception date for the Maxim Ariel Small-Cap Value Portfolio was December 1, 1993.

The Russell 2000® Index is a list that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is a registered trademark of Russell Investments.

Maxim Loomis Sayles Small-Cap Value Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term capital growth.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index, at the time of purchase.

•	Seek to build a core small-cap portfolio of common stocks of solid companies that the Sub-Adviser believes are under-valued in the market.

•	Opportunistically invest in companies that have experienced business problems but which are believed to have favorable prospects for recovery.

•	Invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

The principal investment risks for this Portfolio include:

Small Company Risk

The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems.

•	Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Loomis Sayles Small-Cap Value Portfolio, the highest return for a quarter was 17.88% (quarter ended June 30, 2003) and the lowest return for a quarter was -24.16% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Loomis Sayles Small-Cap Value Portfolio	-32.64%	1.23%	5.57%
Russell 2000® Index	-33.79%	-0.93%	3.02%

The inception date for the Maxim Loomis Sayles Small-Cap Value Portfolio was November 1, 1994.

The Russell 2000® Index is a list that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is a registered trademark of Russell Investments.

Maxim Small-Cap Growth Portfolio (Sub-Adviser: Silvant Capital Management LLC) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term capital growth.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or below at the time of purchase.

•

When consistent with the Portfolio’s investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $3 billion.

•	Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they:

•	are determined to be in the developing stages of their life cycle; and

•	have demonstrated, or are expected to achieve, long-term earnings growth.

•	Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts (“ADRs”) are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk

•

The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Issuer Risk

•

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Portfolio Turnover Risk

•	High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Small-Cap Growth Portfolio, the highest return for a quarter was 50.98% (quarter ended December 31, 1999) and the lowest return for a quarter was -28.71% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Small-Cap Growth Portfolio	-41.27%	-5.58%	-1.85%
Russell 2000® Growth Index	-38.54%	-2.35%	-0.76%

The inception date for the Maxim Small-Cap Growth Portfolio was November 1, 1994.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index is a registered trademark of Russell Investments.

Maxim Small-Cap Value Portfolio (Sub-Adviser: Invesco Institutional (N.A.), Inc.) is a diversified Portfolio

The investment objective for this Portfolio is:

•	Long-term growth of capital.

Principal investment strategies.

•

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Portfolio is common stock.

•

The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000® Value Index. The Portfolio uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies in the Russell 2000® Value Index will change. As they do, the size of the companies in which the Portfolio invests may change. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 2000® Value Index, the Portfolio may, but is not require to, sell the securities.

•

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in debt securities. The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.

•

The Portfolio’s investments in the type of securities described in this Prospectus vary from time to time, and at any time, the Portfolio may not be invested in all types of securities described. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

•

The Portfolio seeks to outperform the benchmark index by quantitatively evaluating fundamental and technical factors to forecast individual security returns and will apply proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction cots. The portfolio managers incorporate these individual security forecasts, using a proprietary program, to construct the optimal portfolio holdings and further manage risks.

•

The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low forecasted deviation between the return of the Russell 2000® Value Index and the return of the Portfolio. The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The security and portfolio evaluation process is updated periodically.

•

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.

•

The Portfolio typically maintains a portion of its assets in cash, which is invested by MCM. The Portfolio holds cash to handle its daily cash needs, which include payment of Portfolio expenses, redemption requests and securities transactions. The amount of cash held by the Portfolio may increase if the Portfolio takes a temporary defensive position. The Portfolio may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the Portfolio’s investment results in a period of rising market prices; conversely it could reduce the magnitude of the Portfolio’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The principal investment risks for this Portfolio include:

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Small Company Risk

•

The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower the yield.

Credit Risk

•	A bond’s value can be affected by changes in its credit quality or its issuer’s financial conditions.

•	An issuer may default on its obligations to pay principal and/or interest.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivatives Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives can magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Leverage Risk

•

The use of derivatives may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged since leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Portfolio.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

No portfolio performance data is provided because the Portfolio commenced operations on May 15, 2008, and has not been in existence for at least one calendar year. The information will appear in a future version of the Prospectus.

Maxim T. Rowe Price MidCap Growth Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term capital appreciation.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the S&P MidCap 400® Index or the Russell MidCap® Growth Index at the time of purchase. The market capitalization of the companies in the Portfolio, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

•	Select stocks using a growth approach and invest in companies that:

•	offer proven products or services;

•	have a historical record of above-average earnings growth;

•	demonstrate potential for sustained earnings growth;

•	operate in industries experiencing increasing demand; or

•	have stock prices that appear to undervalue their growth prospects.

•

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

•

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed-income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

•

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Portfolio during the time it is above or below the stated percentage would be made in compliance with applicable restrictions.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

•

The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim T. Rowe Price MidCap Growth Portfolio, the highest return for a quarter was 21.25% (quarter ended December 31, 2001) and the lowest return for a quarter was -25.78% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim T. Rowe Price MidCap Growth Portfolio	-40.36%	0.06%	3.61%
S&P MidCap 400® Index	-36.23%	-0.08%	4.46%

The inception date for the Maxim T. Rowe Price MidCap Growth Portfolio was July 1, 1997.

The S&P MidCap 400® Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor’s Corporation of companies with a market capitalization range of $104 million to $4.9 billion, as of December 31, 2008. The S&P MidCap 400® Index is a registered trademark of the McGraw-Hill Companies.

Maxim Ariel MidCap Value Portfolio (Sub-Adviser: Ariel Investments, LLC) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term capital appreciation.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small medium or medium/large capitalization quintiles of the Russell 3000® Index at the time of initial purchase.

•	Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

•	Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment.

•	Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, or the production of nuclear energy.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

•

The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Ariel MidCap Value Portfolio, the highest return for a quarter was 21.36% (quarter ended June 30, 2003) and the lowest return for a quarter was -29.57% (quarter ended December 31, 2008).

The average annual total return for one year, five and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Ariel MidCap Value Portfolio	-40.38%	-5.31%	2.16%
Russell MidCap® Index	-41.46%	-0.71%	3.19%

The inception date for the Maxim Ariel MidCap Value Portfolio was January 3, 1994.

The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 31% of the total market capitalization of the Russell 1000® Index. The Russell MidCap® Index is a registered trademark of Russell Investments.

Maxim MidCap Value Portfolio (Sub-Adviser: Goldman Sachs Asset Management, L.P. (“GSAM®”)) is a diversified Portfolio.

The investment objective for this Portfolio is to:

•	Seek long-term capital appreciation.

Principal investment strategies.

•

Under normal circumstances, the Portfolio will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently (as of December 31, 2008) between $24 million and $13.97 billion.

•

The Portfolio may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

•

The Portfolio is managed using a quantitative investment process. GSAM’s quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation.

•

The Portfolio maintains risk, style, capitalization and industry characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations. The Portfolio seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

•	The Portfolio may use derivatives, including futures contracts, to equitize cash in the Portfolio between rebalancings of the Portfolio.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

•

The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Portfolio Turnover Risk

•	High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Liquidity Risk

•

The risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. When the Portfolio invests in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Investment Style Risk

•

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

Credit/Default Risk

•	The risk that an issuer or guarantor of fixed-income securities held by the Portfolio may default on its obligation to pay interest and repay principal.

Interest Rate Risk

•

The risk that when interest rates increase, fixed income securities held by the Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Portfolio Performance Data

No portfolio performance data is provided because the Portfolio commenced operations on May 15, 2008, and has not been in existence for at least one calendar year. The information will appear in a future version of the Prospectus.

Maxim Bernstein International Equity Portfolio (Sub-Adviser: AllianceBernstein L.P.) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term capital growth.

Principal investment strategies. This Portfolio will:

•	Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

•	Under normal circumstances, invest primarily in companies located outside the U.S., including those in emerging markets.

•

Focus on the market price of a company’s securities relative to the company’s potential long-term earnings, asset value and cash flow potential. The company’s historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.

The principal investment risks for this Portfolio include:

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Geographic Concentration Risk

•

When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Derivative Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Bernstein International Equity Portfolio, the highest return for a quarter was 20.63% (quarter ended June 30, 2003) and the lowest return for a quarter was -30.24% (quarter ended December 31, 2008).

The average annual total return for one year, five and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Bernstein International Equity Portfolio	-53.75%	-1.52%	1.97%
MSCI EAFE® Index	-43.06%	2.10%	1.18%

The inception date for the Maxim Bernstein International Equity Portfolio was December 1, 1993.

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Maxim Invesco ADR Portfolio (Sub-Adviser: Invesco Global Asset Management (N.A.), Inc.) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek high total return through capital appreciation and current income while reducing risk through diversification.

Principal investment strategies. This Portfolio:

•

Will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts (“ADRs”) or foreign stocks that are registered with the Securities and Exchange Commission (“SEC”) and traded in the U.S.

•	Can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets.

•	Will select stocks in the Portfolio from approximately 2,200 large and medium-sized capitalization foreign companies, with a minimum market capitalization of $1 billion.

•	Will analyze potential investments through in investment model which compares current stock price to measures such as:

•	book value;

•	historical return on equity;

•	company’s ability to reinvest capital;

•	dividends; and

•	dividend growth.

The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

The principal investment risks for this Portfolio include:

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Geographic Concentration Risk

•

When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Invesco ADR Portfolio, the highest return for a quarter was 21.53% (quarter ended December 31, 1999) and the lowest return for a quarter was -20.18% (quarter ended September 30, 2002).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Invesco ADR Portfolio	-40.19%	1.16%	1.06%
MSCI EAFE® Index	-43.06%	2.10%	1.18%

The inception date for the Maxim Invesco ADR Portfolio was November 1, 1994.

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Maxim MFS International Growth Portfolio (Sub-Adviser: Massachusetts Financial Services Company) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term growth of capital.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depository receipts of foreign (including emerging markets) issuers.

•	Under normal circumstances, invest in at least three different countries. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if:

•	The security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities;

•	The issuer is organized under the laws of, and maintains a principal office in, that country;

•	The issuer has its principal securities trading market in that country;

•	The issuer derives 50% or more of its total revenues from goods sold or services performed in that country;

•	The issuer has 50% or more of its assets in that country;

•	The issuer is included in an index which is representative of that country; or

•	The issuer is exposed to the economic fortunes and risks of that country.

•	The Sub-Adviser may invest a relatively large percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region.

•	The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes have above average growth potential and that are also trading at reasonable valuation.

•	The Sub-Adviser may invest the Portfolio’s assets in companies of any size.

•

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

The principal investment risks for this Portfolio include:

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Growth Stock Risk

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Preferred Stock Risk

•

Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Geographic Concentration Risk

•

When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim MFS International Growth Portfolio, the highest return for a quarter was 16.13% (quarter ended December 31, 2003) and the lowest return for a quarter was -16.73% (quarter ended December 31, 2008).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim MFS International Growth Portfolio	-35.49%	3.80%	7.63%
MSCI EAFE® Index	-43.06%	2.10%	4.75%

The inception date for the Maxim MFS International Growth Portfolio was May 21, 2003.

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek substantial dividend income and also long-term capital appreciation.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

•	Emphasize companies with favorable prospects for increasing dividend income and capital appreciation.

•	Invest in companies which have one or more of the following characteristics:

•	established operating histories;

•	above-average current dividend yields relative to the S&P 500® Index;

•	sound balance sheets and other financial characteristics;

•	low price/earnings ratio relative to the S&P 500® Index; and

•	low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

•

Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s securities generally exceeds the yield on the Portfolio’s benchmark. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

•

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

•

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Portfolio during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The principal investment risks for this Portfolio include:

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk

•

When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

•

In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Investment Style Risk

•

There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was 16.85% (quarter ended June 30, 2003) and the lowest return for a quarter was -22.42% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim T. Rowe Price Equity/Income Portfolio	-36.18%	-1.23%	1.99%
S&P 500® Index	-37.00%	-2.19%	-1.38%

The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994.

The S&P 500® Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The S&P 500® Index is a registered trademark of the McGraw-Hill Companies.

Maxim Janus Large Cap Growth Portfolio (Sub-Adviser: Janus Capital Management LLC) is a diversified Portfolio.

The investment objective of this Portfolio is to:

•	Seek long-term growth of capital.

Principal investment strategies. This Portfolio will:

•

Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalization of $4 billion or more at the time of purchase.

•	Under normal circumstances, concentrate in a core group of 20-40 common stocks.

•

Seek attractive investment opportunities consistent with the Portfolio’s investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

•	Invest in foreign equity and debt securities without limit within the parameters of the Portfolio’s specific investment policies.

•	Invest in high-yield/high risk (“junk”) bonds up to 20% of the Portfolio’s net assets at the time of purchase.

The principal investment risks for this Portfolio include:

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Issuer Risk

•	The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Risk

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Interest Rate Risk

•

The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk

•	A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.

•	An issuer may default on its obligation to pay principal and/or interest.

•

High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Liquidity Risk

•	The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

•	When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Investment Style Risk

•

There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Currency Risk

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

During the periods shown in the chart for the Maxim Janus Large Cap Growth Portfolio, the highest return for a quarter was 13.59% (quarter ended December 31, 2004) and the lowest return for a quarter was -26.05% (quarter ended December 31, 2008).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Janus Large Cap Growth Portfolio	-45.11%	0.79%	3.42%
S&P 500® Index	-37.00%	-2.19%	1.44%

The inception date for the Maxim Janus Large Cap Growth Portfolio was May 21, 2003.

The S&P 500® Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The S&P 500® Index is a registered trademark of the McGraw-Hill Companies.

Maxim Stock Index Portfolio

Maxim Index 600 Portfolio

Maxim S&P 500® Index Portfolio

(Sub-Adviser: Mellon Capital Management Corporation) are diversified Portfolios.

The investment objective for each of these Portfolios is to:

•	Seek investment results that track the total return of the common stocks that comprise its Benchmark Index.

Principal investment strategies. Each of these Portfolios will:

•	Invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the following applicable Benchmark Indexes:

PORTFOLIO	BENCHMARK INDEX
Maxim Stock Index Portfolio	S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market

Maxim Index 600 Portfolio	S&P SmallCap 600® Stock Index

Maxim S&P 500® Index Portfolio	S&P 500® Index

•

Seek investment results that track the total return of the common stocks that comprise the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the applicable Portfolio as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The principal investment risks for all of these Portfolios include:

Index Risk

•

It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that a Portfolio could have poor investment results even if it is closely tracking the return of the Benchmark Index because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Portfolio’s securities will not be sold except to reflect additions or deletions of the stocks that comprise the Benchmark Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell Portfolio shares.

Investment Style Risk

•

There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Tracking Error Risk

•

Several factors will affect a Portfolio’s ability to track precisely the performance of its Benchmark Index. For example, unlike Benchmark Indexes, which are merely unmanaged groups of securities, each Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, a Portfolio may own less than all the securities of a Benchmark Index, which also may cause a variance between the performance of the Portfolio and its Benchmark Index.

Stock Market Risk

•

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

•

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Sector Risk

•

Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector as a result of corresponding changes to the Benchmark Index, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Concentration Risk

•

When a Benchmark Index concentrates in an industry or group of industries, the Portfolio which tracks that index will concentrate its investments to approximately the same extent as the Benchmark Index. This means that a greater percentage of that Portfolio’s assets may be invested in securities of issuers within the same industry or group of industries. As a result, the Portfolio’s performance becomes particularly sensitive to changes in the value of securities in the industries or group of industries in which it concentrates.

Possible Loss of Money

•	When you sell your shares of any of the Portfolios, they could be worth less than what you paid for them.

The Maxim Index 600 Portfolio also has the following additional principal investment risks:

Small-Company Risk

•

The Maxim Index 600 Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Over-the-Counter Risk

•

Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

The Maxim Stock Index Portfolio has the following additional principal investment risks:

Mid-Cap Company Risk

•

The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

The Maxim S&P 500® Index Portfolio has the following additional principal investment risks:

Growth Stock Risk

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Value Stock Risk

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Portfolios by showing changes in the Portfolios’ performance in each full calendar year since inception for the Maxim S&P 500® Index, or, in the case of the other Portfolios, for the last ten full calendar years and comparing their average annual total returns to the performance of their respective Benchmark Indexes. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

Maxim Stock Index Portfolio

During the periods shown in the chart for the Maxim Stock Index Portfolio, the highest return for a quarter was 15.41% (quarter ended June 30, 2003) and the lowest return for a quarter was -22.33% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Stock Index Portfolio	-37.26%	-2.53%	-1.51%
S&P 500® Index	-37.00%	-2.19%	-1.38%
S&P MidCap 400® Index	-36.23%	-0.08%	4.46%

The inception date for the Maxim Stock Index Portfolio was February 25, 1982.

The S&P 500® Index is comprised of the stocks that make up the S&P 500 and trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of the publicly traded common stocks in the United States. The S&P MidCap 400® Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor’s Corporation of companies having a weighted market capitalization averaging $5.5 billion. The S&P 500® Index and S&P MidCap 400® Index are registered trademarks of the McGraw-Hill Companies.

Maxim Index 600 Portfolio

During the periods shown in the chart for the Maxim Index 600 Portfolio, the highest return for a quarter was 20.46% (quarter ended December 31, 2001) and the lowest return for a quarter was -25.20% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Index 600 Portfolio	-31.35%	0.34%	4.51%
S&P SmallCap 600® Index	-31.07%	0.88%	5.18%

The inception date for the Maxim Index 600 Portfolio was December 1, 1993.

The stocks which make up the S&P SmallCap 600® Index trade on the NYSE, AMEX, or NASDAQ over-the-counter market. The S&P SmallCap 600® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market. The S&P SmallCap 600® Index is a registered trademark of the McGraw-Hill Companies.

Maxim S&P 500® Index Portfolio

During the periods shown in the chart for the Maxim S&P 500® Index Portfolio, the highest return for a quarter was 12.15% (quarter ended December 31, 2003) and the lowest return for a quarter was -22.09% (quarter ended December 31, 2008).

The average annual total return for one year, five years and since inception for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim S&P 500® Index Portfolio	-37.50%	-2.80%	-0.96%
S&P 500® Index	-37.00%	-2.19%	0.78%

The inception date for the Maxim S&P 500® Index Portfolio was September 8, 2003.

The S&P 500® Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The S&P 500® Index is a registered trademark of the McGraw-Hill Companies.

MAXIM PROFILE PORTFOLIOS

There are ten separate Maxim Profile Portfolios, consisting of five Profile I Portfolios and five Profile II Portfolios (collectively, the “Profile Portfolios”). Each Profile Portfolio is a non-diversified Portfolio that provides an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing in other mutual funds and the GWL&A Contract (the “Underlying Portfolios”), including mutual funds that may or may not be affiliated the Fund.

The investment objectives for the Profile Portfolios are to:

Aggressive Profile

•	Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Moderately Aggressive Profile

•

Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile

•	Seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile

•

Seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Conservative Profile

•	Seek capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

The principal investment strategies for each Profile Portfolio are to:

•	Under normal circumstances, invest primarily in other Portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Profile Portfolios.

•	Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Principal investment strategies.

Profile Portfolio	Income	Growth of Capital	Risk of Principal
Aggressive Profile	Low	High	High
Moderately Aggressive Profile	Low	High to Medium	High
Moderate Profile	Medium	Medium to High	Medium
Moderately Conservative Profile	Medium to High	Low to Medium	Medium
Conservative Profile	High	Low	Low

•	Maintain different allocations of equity and fixed income in Underlying Portfolios with varying degrees of potential investment risk and reward.

•	Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs.

•

Automatically rebalance each Profile Portfolio’s holdings of Underlying Portfolios monthly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Rebalancing generally involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

The following chart describes the asset allocation ranges for each Profile Portfolio:

Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
EQUITY

International	0-15%	0-30%	0-30%	5-35%	10-40%

Small-Cap	0-15%	0-15%	0-25%	0-25%	5-35%

MidCap	0-15%	0-25%	0-30%	5-35%	15-45%

Large-Cap	10-40%	10-40%	15-45%	20-50%	10-40%

DEBT

Bond	30-50%	20-40%	5-25%	5-25%	0-10%

Short-Term Bond	25-45%	10-30%	5-25%	0-10%	0-10%

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Profile Portfolios invest. In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios. Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Profile Portfolios and researches and analyzes the eligible Underlying Portfolios within each asset category to determine whether they would be suitable investments for the Profile Portfolios. MCM examines various factors relating to existing and potential Underlying Portfolios including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Profile Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM. Each Profile Portfolio may also invest 0% to 100% of its assets in Putnam Funds. Each Profile Portfolios invests primarily in other Portfolios of the Fund and Putnam Funds. Putnam Funds are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser of the Putnam Funds (“Putnam Management”), is an affiliate of MCM and GWL&A. Putnam Management is a subsidiary of Putnam Investments, LLC, which, similar to MCM, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

The Profile Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”); short-term “government securities,” as defined in Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”); and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. Dollars in the percentages described in the chart above for the short-term bond category. The GWL&A Contract has a stable principal value and will pay each Profile Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Profile Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Profile Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Profile Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Each Profile Portfolio’s performance is directly related to the investment performance of the Underlying Portfolios. In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Profile Portfolios may invest. While the Profile Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example. The Underlying Portfolios listed in the table include Portfolios that are directly advised by MCM, Portfolios that are sub-advised by unaffiliated Sub-Advisers retained by MCM, and Putnam Funds that are advised by Putnam Management, an affiliate of MCM. The prospectus and statement of additional information for each Portfolio and each Putnam Fund is available on the SEC’s website at http://www.sec.gov.

Short-Term Bond	Mid-Cap Equity
• Maxim Short Duration Bond Portfolio	• Maxim Ariel MidCap Value Portfolio
• GWL&A Contract	• Maxim T. Rowe Price MidCap Growth Portfolio
• Maxim MidCap Value Portfolio

• Putnam Vista Fund

• Putnam Mid Cap Value Fund

International Equity	Small-Cap Equity
• Maxim Bernstein International Equity Portfolio	• Maxim Ariel Small-Cap Value Portfolio
• Maxim Invesco ADR Portfolio	• Maxim Small-Cap Value Portfolio
• Maxim MFS International Growth Portfolio	• Maxim Loomis Sayles Small-Cap Value Portfolio
• Putnam International Capital Opportunity Fund	• Maxim Small-Cap Growth Portfolio
• Putnam International New Opportunity Fund	• Putnam Small Cap Growth Fund
• Putnam International Equity Fund	• Putnam Capital Opportunities Fund
• Putnam International Growth & Income Fund	• Putnam Small Cap Value Fund
• Putnam Global Equity Fund
• Putnam Europe Equity Fund

Large-Cap Equity	Bond
• Maxim Janus Large Cap Growth Portfolio	• Maxim Bond Index Portfolio
• Maxim T. Rowe Price Equity/Income Portfolio	• Maxim Loomis Sayles Bond Portfolio
• Maxim Global Bond Portfolio
• Putnam Fund for Growth & Income Fund	• Maxim Federated Bond Portfolio
• Putnam New Opportunities Fund	• Maxim High Yield Bond Portfolio
• Putnam Voyager Fund	• Maxim U.S. Government Mortgage Securities Portfolio
• Putnam Growth Opportunities Fund	• Putnam Global Income Fund
• Putnam Investors Fund	• Putnam Convertible Income-Growth Fund
• Putnam High Yield Advantage Fund
• Putnam Research Fund	• Putnam High Yield Fund
• Putnam Equity Income Fund	• Putnam Diversified Income Fund
• Putnam Income Fund
• Putnam U.S. Government Income Fund
• Putnam American Government Income Fund

Specialty Funds
• Putnam Global Health Care Fund • Putnam Global Natural Resources Fund
• Putnam Global Utilities Fund

The principal investment risks for the Profile Portfolios include:

Risks Associated with Fund of Funds Structure

•

Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them. To the extent a Profile Portfolio invests more of its assets in one Underlying Portfolio than another, the Profile Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

As a result of a Profile Portfolio indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in a Profile Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

•

The ability of a Profile Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Profile Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios including funds primarily within the same industry or economic sector. As a result, a Profile Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Profile Portfolio investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to most, if not all, of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios for these services may be higher than fees paid by other of the Underlying Portfolios and the Profile Portfolios. Although the Profile Portfolios intend to invest primarily in Underlying Portfolios for which MCM or an affiliate serves as investment adviser, other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large redemptions or investments could affect the performance of the Underlying Portfolios and, therefore, the performance of the Profile Portfolios.

•

For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•

For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

Possible Loss of Money

•	When you sell your shares of a Profile Portfolio, they could be worth less than what you paid for them.

Non-Diversification Risk

•

The Profile Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds including funds primarily within the same industry or economic sector. As a result, a Profile Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

In addition, investors should be aware that in addition to fees directly associated with a Profile Portfolio, they will also indirectly bear the fees of the Underlying Portfolios.

Risks Associated with Small, Medium and Large Size Company Securities

•

The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Portfolio Performance Data for the Profile Portfolios

The bar charts and tables below provide an indication of the risk of investment in the Profile Portfolios by showing changes in the Portfolios’ performance for the last ten calendar years for the Profile I Portfolios and since inception for the Profile II Portfolios and comparing their average annual total returns to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Profile Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Each Profile I and II Portfolio compares its return to the Wilshire 5000 Index plus at least one other index such as the Barclays Capital Aggregate Bond Index or the MSCI EAFE® Index.

Year-by-Year

Maxim Aggressive Profile I Portfolio

During the periods shown in the chart for the Maxim Aggressive Profile I Portfolio, the highest return for a quarter was 18.25% (quarter ended June 30, 2003) and the lowest return for a quarter was -24.09% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Aggressive Profile I Portfolio	-40.04%	-1.16%	0.83%
Wilshire 5000 Index	-37.23%	-1.69%	-0.64%
MSCI EAFE® Index	-43.06%	2.10%	1.18%

The inception date for the Maxim Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Maxim Moderately Aggressive Profile I Portfolio

During the periods shown in the chart for the Maxim Moderately Aggressive I Profile Portfolio, the highest return for a quarter was 17.29% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.65% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile I Portfolio	-30.24%	0.77%	2.35%
Wilshire 5000 Index	-37.23%	-1.69%	-0.64%
MSCI EAFE® Index	-43.06%	2.10%	1.18%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%
Barclays Capital 1-3 Year Credit Index	0.30%	2.90%	4.71%

The inception date for the Maxim Moderately Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderate Profile I Portfolio

During the periods shown in the chart for the Maxim Moderate Profile I Portfolio, the highest return for a quarter was 13.18% (quarter ended December 31, 1999) and the lowest return for a quarter was -11.92% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Moderate Profile I Portfolio	-23.29%	1.72%	2.95%
Wilshire 5000 Index	-37.23%	-1.69%	-0.64%
MSCI EAFE® Index	-43.06%	2.10%	1.18%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.71%

The inception date for the Maxim Moderate Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile I Portfolio

During the periods shown in the chart for the Maxim Moderately Conservative Profile I Portfolio, the highest return for a quarter was 9.07% (quarter ended June 30, 2003) and the lowest return for a quarter was -9.19% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile I Portfolio	-18.11%	2.15%	2.81%
Wilshire 5000 Index	-37.23%	-1.69%	-0.64%
MSCI EAFE® Index	-43.06%	2.10%	1.18%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.71%

The inception date for the Maxim Moderately Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Maxim Conservative Profile I Portfolio

During the periods shown in the chart for the Maxim Conservative Profile I Portfolio, the highest return for a quarter was 5.42% (quarter ended June 30, 2003) and the lowest return for a quarter was -7.00% (quarter ended December 31, 2008).

The average annual total return for one year, five years and ten years of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Ten Years
Maxim Conservative Profile I Portfolio	-13.77%	1.80%	3.28%
Wilshire 5000 Index	-37.23%	-1.69%	-0.64%
MSCI EAFE® Index	-43.06%	2.10%	1.18%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.71%

The inception date for the Maxim Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index was added as a comparison index to address the international equity asset allocation, if any, to this Portfolio. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Aggressive Profile II Portfolio

During the period shown in the chart for the Maxim Aggressive Profile II Portfolio, the highest return for a quarter was 18.17% (quarter ended June 30, 2003) and the lowest return for a quarter was -24.00% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Aggressive Profile II Portfolio	-39.90%	-0.98%	-0.44%
Wilshire 5000 Index	-37.23%	-1.69%	-1.43%
MSCI EAFE® Index	-43.06%	2.10%	0.36%

The inception date for the Maxim Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Maxim Moderately Aggressive Profile II Portfolio

During the period shown in the chart for the Maxim Moderately Aggressive Profile II Portfolio, the highest return for a quarter was 13.78% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.71% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Moderately Aggressive Profile II Portfolio	-30.25%	0.89%	0.65%
Wilshire 5000 Index	-37.23%	-1.69%	-1.43%
MSCI EAFE® Index	-43.06%	2.10%	0.36%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	6.18%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.76%

The inception date for the Maxim Moderately Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderate Profile II Portfolio

During the period shown in the chart for the Maxim Moderate Profile II Portfolio, the highest return for a quarter was 11.76% (quarter ended June 30, 2003) and the lowest return for a quarter was -11.88% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Moderate Profile II Portfolio	-23.14%	1.87%	1.82%
Wilshire 5000 Index	-37.23%	-1.69%	-1.43%
MSCI EAFE® Index	-43.06%	2.10%	0.36%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	6.18%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.76%

The inception date for the Maxim Moderate Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile II Portfolio

During the period shown in the chart for the Maxim Moderately Conservative Profile II Portfolio, the highest return for a quarter was 9.08% (quarter ended June 30, 2003) and the lowest return for a quarter was -9.41% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Moderately Conservative Profile II Portfolio	-18.16%	2.27%	2.14%
Wilshire 5000 Index	-37.23%	-1.69%	-1.43%
MSCI EAFE® Index	-43.06%	2.10%	0.36%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	6.18%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.76%

The inception date for the Maxim Moderately Conservative Profile II Portfolio was September 27, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Conservative Profile II Portfolio

During the period shown in the chart for the Maxim Conservative Profile II Portfolio, the highest return for a quarter was 5.50% (quarter ended June 30, 2003) and the lowest return for a quarter was -6.97% (quarter ended December 31, 2008).

The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 2008:

	One Year	Five Years	Since Inception
Maxim Conservative Profile II Portfolio	-13.67%	1.94%	2.78%
Wilshire 5000 Index	-37.23%	-1.69%	-1.15%
MSCI EAFE® Index	-43.06%	2.10%	0.36%
Barclays Capital Aggregate Bond Index	5.24%	4.65%	6.18%
Barclays Capital 1-3 Year Credit Bond Index	0.30%	2.90%	4.76%

The inception date for the Maxim Conservative Profile II Portfolio was September 30, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market. The MSCI EAFE® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE® Index was added as a comparison index to address the international equity asset allocation, if any, to this Portfolio. The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc. The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

MAXIM LIFETIME ASSET ALLOCATION PORTFOLIOS

There are 15 separate Lifetime Asset Allocation Portfolios. Each Lifetime Asset Allocation Portfolio is a non-diversified Portfolio that provides an asset allocation strategy and is designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date), risk tolerance, and personal objectives. There are three risk profile options for each available year designated in the name of the Lifetime Asset Allocation Portfolio (“transition year”). The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. Not all series may be available under a particular variable contract or to a particular qualified retirement plan or college savings program. For qualified retirement plans and college savings programs, plan sponsors are generally expected to select one series for any particular transition year made available.

Each Lifetime Asset Allocation Portfolio is a “fund of funds” that pursues its investment objective by investing in other mutual funds. Each Lifetime Asset Allocation Portfolio may also invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”), and cash and cash equivalents. The mutual funds in which the Lifetime Asset Allocation Portfolio may invest, together with the GWL&A Contract, are collectively referred to as the “Underlying Portfolios.” The Lifetime Asset Allocation Portfolios use asset allocation strategies to allocate assets among the Underlying Portfolios. The table on page [    ] shows how each Lifetime Asset Allocation Portfolio, under normal circumstances, expects to initially allocate among equity and fixed income Underlying Portfolios. The Underlying Portfolios may or may not be affiliated with the Fund.

Investment objective.

Each Lifetime Asset Allocation Portfolio seeks capital appreciation and income consistent with its current asset allocation. After the transition year, the investment objective is to seek income and secondarily, capital growth.

Each Lifetime Asset Allocation Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Principal investment strategies.

Each Lifetime Asset Allocation Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, the transition year. Depending on its risk profile and proximity to the transition year, each Lifetime Asset Allocation Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Lifetime Asset Allocation Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

For each Lifetime Asset Allocation Portfolio, MCM establishes an anticipated allocation among different broad asset classes based on the transition year identified in the Lifetime Asset Allocation Portfolio’s name and the risk profile for each Lifetime Asset Allocation Portfolio. Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Lifetime Asset Allocation Portfolio’s assets that will be allocated to each such Underlying Portfolio. MCM reviews the asset class and Underlying Portfolio allocations on a routine basis (at least annually). MCM will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Lifetime Asset Allocation Portfolio and in order to help achieve each Lifetime Asset Allocation Portfolio’s investment objective. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the target allocations at any time and without approval or notice to shareholders. A table showing the Underlying Portfolios in which each Lifetime Asset Allocation Portfolio is expected to invest at its inception is included in Appendix A to the Prospectus. Each Underlying Portfolio has its own investment objectives, strategies, policies and risks and may hold a wide range of securities in its portfolio.

You should be aware that the Lifetime Asset Allocation Portfolios are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Lifetime Asset Allocation Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income when selecting a Lifetime Asset Allocation Portfolio.

The following table demonstrates, under normal circumstances, how each Lifetime Asset Allocation Portfolio currently expects (as of the date of this Prospectus) to initially allocate among equity and fixed income Underlying Portfolios. Please note that each Lifetime Asset Allocation Portfolio’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus. For purposes of calculating the percentages in the table below, the GWL&A Contract is considered to be a Fixed Income Fund.

Lifetime Asset Allocation Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim Lifetime 2015 Portfolio I	30-50%	50-70%
Maxim Lifetime 2015 Portfolio II	40-60%	40-60%
Maxim Lifetime 2015 Portfolio III	50-70%	30-50%
Maxim Lifetime 2025 Portfolio I	50-70%	30-50%
Maxim Lifetime 2025 Portfolio II	60-80%	20-40%
Maxim Lifetime 2025 Portfolio III	75-95%	5-25%
Maxim Lifetime 2035 Portfolio I	60-90%	10-40%
Maxim Lifetime 2035 Portfolio II	70-95%	5-30%
Maxim Lifetime 2035 Portfolio III	80-98%	2-20%
Maxim Lifetime 2045 Portfolio I	65-90%	10-35%
Maxim Lifetime 2045 Portfolio II	75-95%	5-25%
Maxim Lifetime 2045 Portfolio III	85-98%	2-15%
Maxim Lifetime 2055 Portfolio I	65-95%	5-35%
Maxim Lifetime 2055 Portfolio II	75-98%	2-25%
Maxim Lifetime 2055 Portfolio III	85-98%	2-15%

Each Lifetime Asset Allocation Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

Each Lifetime Asset Allocation Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Underlying Portfolios.

Each Lifetime Asset Allocation Portfolio’s investment performance is directly related to the investment performance of the Underlying Portfolios. A list of the Underlying Portfolios in which each Lifetime Asset Allocation Portfolio is expected to invest at its inception is provided in Appendix A to this Prospectus. As stated above, the Underlying Portfolios will change over time based on each Lifetime Asset Allocation Portfolio’s investment objective, strategy and risk profile. In addition, MCM may add or delete asset classes, change target allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders. Accordingly, the Lifetime Asset Allocation Portfolios will not necessarily invest in the Underlying Portfolios listed in Appendix A, and may invest in Underlying Portfolios not listed in Appendix A.

The Lifetime Asset Allocation Portfolios each may invest in the GWL&A Contract. The GWL&A Contract has a stable principal value and will pay each Lifetime Asset Allocation Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Lifetime Asset Allocation Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Lifetime Asset Allocation Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Lifetime Asset Allocation Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Principal Investment Risks.

An investment in the Lifetime Asset Allocation Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Lifetime Asset Allocation Portfolio's shares will go up and down in price, meaning that you could lose money by investing in the Lifetime Asset Allocation Portfolios. The principal investment risks for the Lifetime Asset Allocation Portfolios are as follows:

Risks Associated with Fund of Funds Structure

•

Since each Lifetime Asset Allocation Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Lifetime Asset Allocation Portfolios which invest in them. To the extent a Lifetime Asset Allocation Portfolio invests more of its assets in one Underlying Portfolio than another, the Lifetime Asset Allocation Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Lifetime Asset Allocation Portfolios invested in them. As a result, over the long-term the Lifetime Asset Allocation Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

As a result of a Lifetime Asset Allocation Portfolio indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in a Lifetime Asset Allocation Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

•

The ability of a Lifetime Asset Allocation Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Lifetime Asset Allocation Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios including funds primarily within the same industry or economic sector. As a result, a Lifetime Asset Allocation Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Lifetime Asset Allocation Portfolio investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Lifetime Asset Allocation Portfolios. Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large redemptions or investments could affect the performance of the Underlying Portfolios and, therefore, the performance of the Lifetime Asset Allocation Portfolios.

Risks Associated with Equity Securities

•

The Underlying Portfolios’ investments in equity securities will be subject to the risk associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more a Lifetime Asset Allocation Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Risks Associated with Fixed Income Securities

•

The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risks Associated with Foreign Securities

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Risks Associated with Geographic Concentration

•

When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Risks Associated with Liquidity of Securities

•

Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time. When an Underlying Portfolio invests in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Risks Associated with Derivatives and Hedging Techniques

•

An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

•

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

•

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Risks Associated with Currency Exchange Rates

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Risks Associated with Small, Medium and Large Size Company Securities

•

The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Risks Associated with Value Stocks

•	The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risks Associated with Growth Stocks

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Risks Associated with Treasury Inflation Protected Securities (TIPS)

•

Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Risks Associated with Tracking a Benchmark Index

•

Index Portfolios are mutual funds designed to track the performance of a specified securities index. It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio. In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index. For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios’ total return. In addition, an Index Portfolio will own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

No portfolio performance data is provided because the Lifetime Asset Allocation Portfolios commenced operations as of the date of this Prospectus. The information will appear in a future version of the Prospectus after the Lifetime Asset Allocation Portfolios have been in operation for one complete calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Investors who purchase the Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level, which are not disclosed in this Prospectus. For all Portfolios except the Lifetime Asset Allocation Portfolios, the expenses shown are for the fiscal year ended December 31, 2008. The expenses shown for the Lifetime Asset Allocation Portfolios are estimated because the Lifetime Asset Allocation Portfolios commenced operations as of the date of this Prospectus. Current or future expenses may be greater or less than those presented.

With respect to each Profile Portfolio and Lifetime Asset Allocation Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Profile Portfolios or Lifetime Asset Allocation Portfolios. By investing in the Underlying Portfolios indirectly through the Profile Portfolios or Lifetime Asset Allocation Portfolios, you bear not only a proportionate share of the expenses of the Profile Portfolios or Lifetime Asset Allocation Portfolios, as applicable, but also similar expenses (including operating costs and investment advisory fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential allocation benefit offered by the Profile Portfolios or Lifetime Asset Allocation Portfolios.

The Underlying Portfolio options for the Profile Portfolios or Lifetime Asset Allocation Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads upon purchasing such shares. However, purchases of shares by the Profile Portfolios or Lifetime Asset Allocation Portfolios would remain subject to any redemption fees, exchange fees or administrative fees associated with a particular class of shares. The Profile Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of affiliated and unaffiliated Underlying Portfolios. The Lifetime Asset Allocation Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of unaffiliated Underlying Portfolios. However, the Lifetime Asset Allocation Portfolios will not purchase any class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. Neither the Profile Portfolios nor the Lifetime Asset Allocation Portfolios will invest in shares of Underlying Portfolios that are sold with a contingent deferred sales load.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

	Maxim Money Market	Maxim Short Duration Bond	Maxim U.S. Government. Securities	Maxim High Yield Bond	Maxim Loomis Sayles Bond	Maxim Federated Bond
Management Fees	0.46%	0.60%	0.60%	1.10%	0.90%	0.70%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Portfolio Operating Expenses	0.46%	0.60%	0.60%	1.10%	0.90%	0.70%

	Maxim Bond Index	Maxim Global Bond	Maxim Ariel Small-Cap Value[1]	Maxim Loomis Sayles Small-Cap Value[2]	Maxim Small-Cap Growth[3], [4]	Maxim Small-Cap Value
Management Fees	0.50%	1.30%	1.00%	1.00%	0.95%	1.40%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE	NONE
Other Expenses	0.00%	0.00%	0.08%	0.09%	0.22%	0.00%
Total Annual Portfolio Operating Expenses	0.50%	1.30%	1.08%	1.09%	1.17%	1.40%

[1]	For the Maxim Ariel Small-Cap Value Portfolio, “Other Expenses” were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.
[2]	For the Maxim Loomis Sayles Small-Cap Value Portfolio, “Other Expenses” were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.
[3]	For the Maxim Small-Cap Growth Portfolio, “Other Expenses” were lower than the figure shown by 0.07% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.
[4]	The increase in Total Annual Portfolio Operating Expenses is due to a decrease in the net assets of the Portfolio related to market value.

	Maxim Ariel MidCap Value[5], [6]	Maxim T. Rowe Price MidCap Growth[7]	Maxim MidCap Value	Maxim Bernstein International Equity [8]	Maxim Invesco ADR[6],[9]	Maxim MFS International Growth
Management Fees	0.95%	1.00%	1.25%	1.00%	1.00%	1.20%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE	NONE
Other Expenses	0.10%	0.06%	0.00%	0.15%	0.14%	0.00%
Total Annual Portfolio Operating Expenses	1.05%	1.06%	1.25%	1.15%	1.14%	1.20%

	Maxim Janus Large Cap Growth	Maxim T. Rowe Price Equity/ Income	Maxim Stock Index	Maxim Index 600	Maxim S&P 500® Index
Management Fees	1.05%	0.80%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses	0.00%	0.03%	0.00%	0.00%	0.00%
Total Annual Portfolio Operating Expenses	1.05%	0.83%	0.60%	0.60%	0.60%

	Maxim Aggressive Profile I10	Maxim Moderately Aggressive Profile I1[0]	Maxim Moderate Profile I	Maxim Moderately Conservative Profile I	Maxim Conservative Profile I
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[11]	1.11%	1.01%	0.88%	0.78%	0.73%
Total Annual Portfolio Operating Expenses[12]	1.36%	1.26%	1.13%	1.03%	0.98%

[5]	For the Maxim Ariel MidCap Value Portfolio, “Other Expenses” were lower than the figure shown by 0.04% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.
[6]	The increase in Total Annual Portfolio Operating Expenses is due to a decrease in the net assets of the Portfolio related to redemptions.
[7]	For the Maxim T. Rowe Price MidCap Growth Portfolio, “Other Expenses” were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.
[8]

For the Maxim Bernstein International Equity Portfolio, “Other Expenses” were lower than the figure shown by 0.02% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.

[9]	For the Maxim Invesco ADR Portfolio, “Other Expenses” were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.
[10]	The increase in Total Annual Portfolio Operating Expenses is due to the change in the Underlying Portfolios.
[11]

Each Profile I Portfolio and Profile II Portfolio (collectively, “Profile Portfolios”) will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear it’s pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio’s expenses. As of December 31, 2008, the range of expenses expected to be incurred in connection with each Profile Portfolio’s investments in Underlying Portfolios is: Maxim Aggressive Profile I and II - 0.83% to 1.40%; Maxim Moderately Aggressive Profile I and II – 0.60% to 1.40%; Maxim Moderate Profile I and II – 0.60% to 1.40%; Maxim Moderately Conservative Profile I and II – 0.60% to 1.40%; Maxim Conservative Profile I and II – 0.60% to 1.40%. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if a Profile Portfolio invests in select classes of the underlying Putnam Funds that have a 12b-1 distribution fee ranging from 0.25% to 0.50%. Additionally, each underlying Putnam Fund may charge a 1.00% redemption fee to any shares redeemed within a certain amount of time after purchase by a Profile Portfolio.

[12]

The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Profile Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

	Maxim Aggressive Profile II1[0]	Maxim Moderately Aggressive Profile II1[0]	Maxim Moderate Profile II	Maxim Moderately Conservative Profile II	Maxim Conservative Profile II
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1][1]	1.12%	1.02%	0.88%	0.80%	0.73%
Total Annual Portfolio Operating Expenses [1][2]	1.22%	1.12%	0.98%	0.90%	0.83%

	Maxim Lifetime 2015 I – T Class	Maxim Lifetime 2015 I – T1 Class	Maxim Lifetime 2015 II – T Class	Maxim Lifetime 2015 II – T1 Class	Maxim Lifetime 2015 III – T Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%	NONE	0.10%	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[13]	0.83%	0.83%	0.86%	0.86%	0.89%
Total Annual Portfolio Operating Expenses	0.95%	1.05%	0.98%	1.08%	1.01%

	Maxim Lifetime 2015 III –T1 Class	Maxim Lifetime 2025 I – T Class	Maxim Lifetime 2025 I – T1 Class	Maxim Lifetime 2025 II – T Class	Maxim Lifetime 2025 II – T1 Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.10%	NONE	0.10%	NONE	0.10%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1][3]	0.89%	0.89%	0.89%	0.93%	0.93%
Total Annual Portfolio Operating Expenses	1.11%	1.01%	1.11%	1.05%	1.15%

	Maxim Lifetime 2025 III – T Class	Maxim Lifetime 2025 III –T1 Class	Maxim Lifetime 2035 I – T Class	Maxim Lifetime 2035 I – T1 Class	Maxim Lifetime 2035 II – T Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%	NONE	0.10%	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1][3]	0.96%	0.96%	0.96%	0.96%	0.98%
Total Annual Portfolio Operating Expenses	1.08%	1.18%	1.08%	1.18%	1.10%

[13]

Each Lifetime Asset Allocation Portfolio will invest in shares of Underlying Portfolios. Therefore, each Lifetime Asset Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifetime Asset Allocation Portfolio will be reduced by the Underlying Portfolios’ expenses. Because the Lifetime Asset Allocation Portfolios are new, the Acquired Fund (Underlying Portfolio) Fees and Expenses figure is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period. The total expense ratios may be higher or lower depending on the actual allocation of a Lifetime Asset Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if a Lifetime Asset Allocation Portfolio invests in select classes of unaffiliated Underlying Portfolios that have a 12b-1 distribution fee. Additionally, certain Underlying Portfolios may charge a redemption fee to any shares redeemed within a certain amount of time after purchase by a Lifetime Asset Allocation Portfolio.

	Maxim Lifetime 2035 II – T1 Class	Maxim Lifetime 2035 III – T Class	Maxim Lifetime 2035 III –T1 Class	Maxim Lifetime 2045 I – T Class	Maxim Lifetime 2045 I – T1 Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.10%	NONE	0.10%	NONE	0.10%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1][3]	0.98%	1.00%	1.00%	0.99%	0.99%
Total Annual Portfolio Operating Expenses	1.20%	1.12%	1.22%	1.11%	1.21%

	Maxim Lifetime 2045 II – T Class	Maxim Lifetime 2045 II – T1 Class	Maxim Lifetime 2045 III – T Class	Maxim Lifetime 2045 III –T1 Class	Maxim Lifetime 2055 I – T Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%	NONE	0.10%	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1][3]	1.00%	1.00%	1.01%	1.01%	1.00%
Total Annual Portfolio Operating Expenses	1.12%	1.22%	1.13%	1.23%	1.12%

	Maxim Lifetime 2055 I – T1 Class	Maxim Lifetime 2055 II – T Class	Maxim Lifetime 2055 II – T1 Class	Maxim Lifetime 2055 III – T Class	Maxim Lifetime 2055 III –T1 Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.10%	NONE	0.10%	NONE	0.10%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1][3]	1.00%	1.01%	1.01%	1.02%	1.02%
Total Annual Portfolio Operating Expenses	1.22%	1.13%	1.23%	1.14%	1.24%

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect the expenses of any variable insurance products or separate accounts at the contract level, or the expenses of qualified plans, whichever may be applicable. If expenses of variable insurance products or qualified plans were included, the expenses reflected in the Examples would be higher.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Maxim Money Market	$47	$149	$261	$593
Maxim Bond Index	$51	$162	$283	$645
Maxim U.S. Government Mortgage Securities	$62	$194	$340	$774

Maxim Short Duration Bond	$62	$194	$340	$774
Maxim Loomis Sayles Bond	$92	$291	$510	$1,160
Maxim Federated Bond	$72	$226	$396	$902
Maxim High Yield Bond	$113	$355	$623	$1,418
Maxim Global Bond	$133	$420	$736	$1,676
Maxim Bernstein International Equity	$118	$372	$651	$1,483
Maxim Invesco ADR	$117	$368	$646	$1,470
Maxim MFS International Growth	$123	$388	$680	$1,547
Maxim T. Rowe Price Equity/Income	$85	$268	$470	$1,070
Maxim Janus Large Cap Growth	$108	$339	$595	$1,354
Maxim Stock Index	$62	$194	$340	$774
Maxim S&P 500® Index	$62	$194	$340	$774
Maxim Ariel MidCap Value	$108	$339	$595	$1,354
Maxim T. Rowe Price MidCap Growth	$109	$343	$600	$1,367
Maxim MidCap Value	$128	$404	$708	$1612
Maxim Ariel Small-Cap Value	$111	$349	$612	$1,392
Maxim Small-Cap Growth	$120	$378	$663	$1,508
Maxim Loomis Sayles Small-Cap Value	$112	$352	$617	$1,405
Maxim Small-Cap Value	$144	$452	$793	$1,805
Maxim Index 600	$62	$194	$340	$774
Maxim Aggressive Profile I	$140	$439	$770	$1,753
Maxim Moderately Aggressive Profile I	$129	$407	$714	$1,624
Maxim Moderate Profile I	$116	$365	$640	$1,457
Maxim Moderately Conservative Profile I	$106	$333	$583	$1,328
Maxim Conservative Profile I	$100	$317	$555	$1,263
Maxim Aggressive Profile II	$125	$394	$691	$1,573
Maxim Moderately Aggressive Profile II	$115	$362	$634	$1,444
Maxim Moderate Profile II	$100	$317	$555	$1,263
Maxim Moderately Conservative Profile II	$92	$291	$510	$1,160
Maxim Conservative Profile II	$85	$268	$470	$1,070
Maxim Lifetime 2015 I – T Class	$97	$307	$538	$1,225
Maxim Lifetime 2015 I – T1 Class	$108	$339	$595	$1,354
Maxim Lifetime 2015 II – T Class	$100	$317	$555	$1,263
Maxim Lifetime 2015 II – T1 Class	$111	$349	$612	$1,392
Maxim Lifetime 2015 III – T Class	$104	$326	$572	$1,302
Maxim Lifetime 2015 III – T1 Class	$114	$359	$629	$1,431
Maxim Lifetime 2025 I – T Class	$104	$326	$572	$1,302
Maxim Lifetime 2025 I – T1 Class	$114	$359	$629	$1,431
Maxim Lifetime 2025 II – T Class	$108	$339	$595	$1,354
Maxim Lifetime 2025 II – T1 Class	$118	$372	$651	$1,483
Maxim Lifetime 2025 III – T Class	$111	$349	$612	$1,392
Maxim Lifetime 2025 III – T1 Class	$121	$381	$668	$1,521
Maxim Lifetime 2035 I – T Class	$111	$349	$612	$1,392
Maxim Lifetime 2035 I – T1 Class	$121	$381	$668	$1,521
Maxim Lifetime 2035 II – T Class	$113	$355	$623	$1,418
Maxim Lifetime 2035 II – T1 Class	$123	$388	$680	$1,547
Maxim Lifetime 2035 III – T Class	$115	$362	$634	$1,444
Maxim Lifetime 2035 III – T1 Class	$125	$394	$691	$1,573
Maxim Lifetime 2045 I – T Class	$114	$359	$629	$1,431
Maxim Lifetime 2045 I – T1 Class	$124	$391	$685	$1,560
Maxim Lifetime 2045 II – T Class	$115	$362	$634	$1,444
Maxim Lifetime 2045 II – T1 Class	$125	$394	$691	$1,573
Maxim Lifetime 2045 III – T Class	$116	$365	$640	$1,457
Maxim Lifetime 2045 III – T1 Class	$126	$397	$697	$1,586
Maxim Lifetime 2055 I – T Class	$115	$362	$634	$1,444
Maxim Lifetime 2055 I – T1 Class	$125	$394	$691	$1,573
Maxim Lifetime 2055 II – T Class	$116	$365	$640	$1,457

Maxim Lifetime 2055 II – T1 Class	$126	$397	$697	$1,586
Maxim Lifetime 2055 III – T Class	$117	$368	$646	$1,470
Maxim Lifetime 2055 III – T1 Class	$127	$401	$702	$1,599

MORE INFORMATION ABOUT THE PORTFOLIOS

Some of the Portfolios are managed by Sub-Advisers which manage other mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

Each Portfolio follows a distinct set of investment strategies. All percentage limitations relating to the Portfolios’ investment strategies are applied at the time a Portfolio acquires a security.

Lifetime Asset Allocation Portfolios - The Asset Allocation Process

The Lifetime Asset Allocation Portfolios strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios. The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

MCM will allocate each Lifetime Asset Allocation Portfolio’s assets among the Underlying Portfolios. The first step in MCM’s allocation process is to determine each Lifetime Asset Allocation Portfolio’s asset class allocations. MCM bases this decision on each Lifetime Asset Allocation Portfolio’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of a Lifetime Asset Allocation Portfolio’s target allocations. However, MCM ultimately has sole responsibility for determining each Lifetime Asset Allocation Portfolio’s asset class allocations and its investments in Underlying Portfolios. The asset classes (corresponding to Morningstar® categories) used for the Lifetime Asset Allocation Portfolios as of the date of this Prospectus are listed in Appendix A.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. In general, a Lifetime Asset Allocation Portfolio may not invest in all available Underlying Portfolios, but instead may select a limited number of Underlying Portfolios considered most appropriate for each Lifetime Asset Allocation Portfolio’s investment objective, risk profile and transition year. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Lifetime Asset Allocation Portfolios invest. In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio’s investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style. Allocations to the Underlying Portfolios will change as each Lifetime Asset Allocation Portfolio’s asset mix becomes more conservative over time. The shift toward more conservative investments reflects the need for reduced investment risk as retirement (or other targeted funding need) approaches.

In accordance with its investment process, MCM periodically reviews asset class allocations and monitors the mix of Underlying Portfolios, and will make changes either to the asset class allocations, the mix of Underlying Portfolios, or the Underlying Portfolios themselves in seeking to meet the investment objective of each Lifetime Asset Allocation Portfolio. Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Lifetime Asset Allocation Portfolios and researches and analyzes the eligible Underlying Portfolios within each asset category to determine whether they would be suitable investments for the Lifetime Asset Allocation Portfolios.

The potential rewards and risks associated with each Lifetime Asset Allocation Portfolio depend on both the asset class allocations and the chosen mix of Underlying Portfolios. There can be no guarantee, however, that any of the Lifetime Asset Allocation Portfolios will meet its respective objective.

Lifetime Asset Allocation Portfolio Investors

The Lifetime Asset Allocation Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement (or other targeted funding need). Each Lifetime Asset Allocation Portfolio establishes asset allocations that MCM considers generally appropriate to investors at specific stages of their retirement, or other investment planning, and then periodically revises the asset mix to meet increasingly conservative investment needs as the investor nears retirement (or other targeted funding need). Therefore, an investor should consider selecting a Lifetime Asset Allocation Portfolio whose stated transition year is closest to their own projected retirement date (or other targeted funding need).

For those Lifetime Asset Allocation Portfolios farthest away from their stated transition year, allocations to equity securities are higher so that investors may benefit from their long-term growth potential, while allocations to debt securities are lower. As an investor’s retirement date (or other targeted funding need) approaches, the Lifetime Asset Allocation Portfolio’s allocations to equity securities decrease and allocations to fixed income securities increase. After reaching the end of a Lifetime Asset Allocation Portfolio’s stated transition year, the Lifetime Asset Allocation Portfolio’s allocations to equity securities will continue to decrease over time in an effort to focus more on higher income and lower risk.

Portfolios Investing Primarily in Equity Securities

Several Portfolios will normally invest at least 80% of their assets in equity securities. Therefore, as an investor in these Portfolios, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses). Common stocks also entitle the holder to share in any of the company’s dividends. The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Certain Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Maxim Bernstein International Equity, Maxim Invesco ADR and Maxim MFS International Growth Portfolios will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations – these are discussed below under “Foreign Securities” on page 78.

These Portfolios may also invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Money market instruments are discussed below under “Money Market Instruments and Temporary Investment Strategies” on page 79. Debt securities are discussed below under “Debt Portfolios” on page 77. Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under “Derivatives” on page 79.

Portfolios Investing Primarily in Small and Medium Size Companies

Companies that are small or unseasoned (less than three years of operating history) are less likely to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, an investment adviser or Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Portfolios Designed to Track a Benchmark Index

Certain of the Portfolios are not actively managed, but are designed to track the performance of specified benchmarks (sometimes referred to in this Prospectus as “index portfolios”). The benchmark indexes are described below:

The S&P 500® Composite Stock Price Index (the “S&P 500®”) is comprised of the stocks that make up the S&P 500® and trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500® broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600® Stock Index (the “S&P SmallCap 600®”) is comprised of the stocks which make up the S&P SmallCap 600® and trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ over-the-counter market. The S&P SmallCap 600® is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

The S&P MidCap 400® Index (the “S&P MidCap 400®”) is comprised of the middle tier of stock market capitalization companies compiled by the Standard & Poor’s corporation of companies having a weighted market capitalization averaging $5.5 billion.

**“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “S&P SmallCap 600®” and “S&P MidCap 400®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GWL&A. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The S&P 500®, S&P SmallCap 600® and S&P MidCap 400® are sponsored by Standard & Poor’s which is responsible for determining which stocks are represented on the indices.

None of the Portfolios are endorsed, sold or promoted by any of the sponsors of the Benchmark Indices (the “Sponsors”), and no Sponsor is an affiliate or a sponsor of the Fund, the Portfolios or MCM. The Sponsors are not responsible for and do not participate in the operation or management of any Portfolio, nor do they guarantee the accuracy or completeness of their respective Benchmark Indices or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500®, S&P SmallCap 600® and S&P MidCap 400® assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios

Index portfolios typically have the following characteristics:

•	Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.

•	Relative performance consistency. Because they seek to track market benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.

•

Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios

The value of index portfolios will generally decline when the performance of their target index declines. Because index portfolios are designed to track an index before fees and expenses, index portfolios cannot purchase other securities that may help offset declines in their index. In addition, because index portfolios may not hold all issues included in their index, may not always be fully invested, and bear advisory, administrative and other expenses and transaction costs in trading securities, the performance of each index portfolio may fail to match the performance of its target index, after taking expenses into account. It is not possible to invest directly in an index.

Portfolios Investing Primarily in Debt Securities

Some Portfolios will normally invest at least 80% of their assets in debt securities, others normally invest at least 65% of their assets in debt securities. Therefore, as an investor in these Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s. “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody’s or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under “Money Market Instruments and Temporary Investment Strategies.”

Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” These securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Maxim Loomis Sayles Bond, Maxim High Yield Bond, Maxim Federated Bond, Maxim Global Bond, Maxim Short Duration Bond, Maxim T. Rowe Price MidCap Growth, Maxim T. Rowe Price Equity/Income and Maxim Janus Large Cap Growth.

Certain Portfolios may invest in bonds of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations - these are discussed below under “Foreign Securities” on page 78.

While these Portfolios intend to principally invest in bonds, they may make other types of investments. For example, some of the Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under “Equity Portfolios.” Each of the Portfolios investing primarily in debt securities may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under “Derivatives” on page 79.

The Maxim Bond Index Portfolio is not actively managed, but is designed to track the performance of a specified benchmark. The Benchmark Index is described below:

Barclays Capital Aggregate Bond Index

The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Portfolios Investing Primarily in Foreign Securities

The Maxim Bernstein International Equity, Maxim MFS International Growth, Maxim Global Bond and Maxim Invesco ADR Portfolios pursue investment in foreign securities as their principal investment strategy. Therefore, as an investor in these Portfolios, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objectives and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in non-dollar denominated foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

As noted, the Maxim Bernstein International Equity, Maxim MFS International Growth, Maxim Global Bond and Maxim Invesco ADR Portfolios have substantial exposure to foreign markets since these Portfolios invest primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market Portfolio, the Profile Portfolios and the Lifetime Asset Allocation Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or a Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivative transaction. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of Portfolio shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The portfolio manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies

In addition to the Maxim Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio’s Sub-Adviser. Each non-money market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolios

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions add significantly to the risk of short-term volatility of the Portfolios.

In addition, the fixed-income markets are experiencing a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market. These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on a Portfolio’s investments and negatively impact a Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets are unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.

There is no guarantee that the Portfolios will achieve their objectives. No Portfolio, including the Lifetime Asset Allocation Portfolios, should be considered to be a complete solution to the retirement needs of investors. You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios’ investment limitations and more detailed information about their investment policies and practices are contained in the Statement of Additional Information (“SAI”).

GSAM’s Quantitative Investment Strategies (“QIS”) Team Philosophy (Maxim MidCap Value Portfolio):

Step 1: Stock Selection

GSAM forecasts expected returns on over 10,000 stocks globally on a daily basis. Stock return forecasts are determined using a proprietary model developed by the QIS group This model is based on six investment themes—Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries

Step 2: Portfolio Construction

GSAM uses a proprietary risk model to help manage the expected deviation of the Portfolio’s returns and the benchmark’s returns. The risk model includes all of the above themes used in the return model, as well as several other factors GSAM believes are associated with risk but not return. In this process, GSAM seeks to add value by overweighting (relative to the benchmark) stocks with attractive characteristics (as defined by the return model) and underweighting stocks with less attractive characteristics. At the same time, GSAM seeks to manage risk by controlling exposure to other characteristics such as size and sector weight deviations relative to the benchmark. A computer optimizer evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio.

Step 3: Efficient Implementation

GSAM’s portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables in the return model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Portfolio.

MANAGEMENT OF THE PORTFOLIOS

The Adviser

MCM provides investment advisory, accounting and administrative services to the Fund. MCM is registered as an investment adviser under the Investment Adviser’s Act of 1940 (“Advisers Act”). MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31, 2008, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $7.3 billion. MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees

For its services, MCM is entitled to a fee, which is calculated daily and paid monthly. The management fees paid to MCM for the last fiscal year14 are as follows:

Portfolio	Percentage of Average Net Assets
Maxim Money Market	0.46%
Maxim U.S. Government Mortgage Securities	0.60%
Maxim Loomis Sayles Bond	0.90%
Maxim Short Duration Bond	0.60%
Maxim Global Bond	1.30%
Maxim Federated Bond	0.70%

[14]	The amount of management fees for the Lifetime Asset Allocation Portfolios is as of May 1, 2009.

Portfolio	Percentage of Average Net Assets
Maxim High Yield	1.10%
Maxim Bernstein International Equity	1.00%
Maxim Invesco ADR	1.00%
Maxim MFS International Growth	1.20%
Maxim T. Rowe Price Equity/Income	0.80%
Maxim Janus Large Cap Growth	1.05%
Maxim Ariel MidCap Value	0.95%
Maxim MidCap Value	1.25%
Maxim T. Rowe Price MidCap Growth	1.00%
Maxim Ariel Small-Cap Value	1.00%
Maxim Loomis Sayles Small-Cap Value	1.00%
Maxim Small-Cap Growth	0.95%
Maxim Small-Cap Value	1.40%
Maxim Stock Index	0.60%
Maxim Index 600	0.60%
Maxim S&P 500® Index	0.60%
Maxim Bond Index	0.50%
Maxim Aggressive Profile I	0.25%
Maxim Moderately Aggressive Profile I	0.25%
Maxim Moderate Profile I	0.25%
Maxim Moderately Conservative I	0.25%
Maxim Conservative Profile I	0.25%
Maxim Aggressive Profile II	0.10%
Maxim Moderately Aggressive Profile II	0.10%
Maxim Moderate Profile II	0.10%
Maxim Moderately Conservative II	0.10%
Maxim Conservative Profile II	0.10%
Maxim Lifetime 2015 I (Classes T and T1)	0.12%
Maxim Lifetime 2015 II (Classes T and T1)	0.12%
Maxim Lifetime 2015 III (Classes T and T1)	0.12%
Maxim Lifetime 2025 I (Classes T and T1)	0.12%
Maxim Lifetime 2025 II (Classes T and T1)	0.12%
Maxim Lifetime 2025 III (Classes T and T1)	0.12%
Maxim Lifetime 2035 I (Classes T and T1)	0.12%
Maxim Lifetime 2035 II (Classes T and T1)	0.12%
Maxim Lifetime 2035 III (Classes T and T1)	0.12%
Maxim Lifetime 2045 I (Classes T and T1)	0.12%
Maxim Lifetime 2045 II (Classes T and T1)	0.12%
Maxim Lifetime 2045 III (Classes T and T1)	0.12%
Maxim Lifetime 2055 I (Classes T and T1)	0.12%
Maxim Lifetime 2055 II (Classes T and T1)	0.12%
Maxim Lifetime 2055 III (Classes T and T1)	0.12%

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Fund’s Semi-Annual Report to shareholders for the period ending June 30, 2009.

Sub-Advisers

The Fund operates under a manager-of-managers structure pursuant to an order issued by the SEC. The current order permits MCM to hire, terminate or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each Sub-Adviser’s performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser’s agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolios all information about a new Sub-Adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any Sub-Adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable Portfolios with an information statement. This information statement will be provided to shareholders of the applicable Portfolios a maximum of 90 days after the addition of the new Sub-Adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any Sub-Adviser that is an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, of the Fund or MCM other than by reason of serving as a Sub-Adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no Sub-Advisers who are affiliated persons with MCM.

For those Portfolios for which MCM has entered into an agreement with a Sub-Adviser, the Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security. Each Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each Sub-Adviser for its services. The following Sub-Advisers provide services for the Portfolios indicated:

AllianceBernstein L.P.	Janus Capital Management LLC
Maxim Bernstein International Equity Portfolio	Maxim Janus Large Cap Growth Portfolio

Ariel Investments, LLC	Loomis Sayles & Company, L.P.
Maxim Ariel Small-Cap Value Portfolio	Maxim Loomis Sayles Bond Portfolio
Maxim Ariel MidCap Value Portfolio	Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company

Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation Maxim Index 600 Portfolio Maxim S&P 500® Index Portfolio Maxim Stock Index Portfolio

Silvant Capital Management LLC
Maxim Small Cap Growth Portfolio
Federated Investment Management Company
Maxim Federated Bond Portfolio
T. Rowe Price Associates, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
Franklin Advisers, Inc.	Maxim T. Rowe Price Equity/Income Portfolio
Maxim Global Bond Portfolio
Western Asset Management Company
Goldman Sachs Asset Management L.P.	Maxim High Yield Bond Portfolio
Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.)
Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.
Maxim Small-Cap Value Portfolio

Following is additional information about each Sub-Adviser:

AllianceBernstein L.P. (“Alliance”) Alliance, registered as an investment adviser under the Investment Advisers Act of 1940 (“Advisers Act”), is a Delaware limited partnership, with its principal business address at 1345 Avenue of the Americas, New York, New York, 10105. Alliance is ultimately owned by AXA, a holding company for an international group of insurance and related financial services companies.

The management of and investment decisions for the Portfolio are made by the AllianceBernstein Global Value Investment Policy Group, comprised of senior Global Value Investment Team members. The Global Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio’s investment portfolio are: Sharon Fay, Kevin Simms, Henry D’Auria and Eric Franco.

Ms. Fay joined Bernstein in 1990 as a research analyst, following the airline, lodging, trucking and retail industries, and has been Executive Vice President and Chief Investment Officer-Global Value Equities of AllianceBernstein since 2003, overseeing all portfolio management and research activities relating to cross-border and non-US value investment portfolios and chairing the Global Value Investment Policy Group. She brings to this role a range of experience in helping establish AllianceBernstein as a global player in value investing, having first successfully launched Canadian Value as the firm’s first single-market service focused outside the US. She went on to build the UK Value service, the firm’s first portfolio-management and research team based outside of the US. Until January 2006, Ms. Fay was Co-CIO—European and UK Value Equities, a position she assumed with Bernstein. She also serves on AllianceBernstein’s Management Executive Committee, the group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1997 and 1999, Ms. Fay was CIO—Canadian Value Equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. She earned a BA from Brown University and an MBA from Harvard University. CFA. Location: London.

Mr. Simms was named co-CIO—International Value equities in 2003, which he has assumed in addition to his role as director of research—Global and International Value equities, a position he has held since 2000. As research director, he has been instrumental in implementing significant enhancements to Bernstein’s cross-border research process. Between 1998 and 2000, Mr. Simms served as director of research—Emerging Markets Value equities. He joined Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School. Location: New York.

Mr. D’Auria was named co-CIO—International Value equities in 2003, adding to his responsibilities as CIO—Emerging Markets Value equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of Bernstein’s global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research—Small Cap Value equities and director of research—Emerging Markets Value equities. Mr. D’Auria joined the firm in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry. Before coming to Bernstein, Mr. D’Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College. CFA Charterholder. Location: New York.

Mr. Franco joined the firm as a senior portfolio manager for international and global value equities in 1998. His efforts focus on the firm’s quantitative and risk-control strategies within value equities. He also works extensively with international and global value clients, primarily in North America. Prior to joining Bernstein, he was an actuary in the consulting practice at Kwasha Lipton for 16 years, working with large multinationals on the design and funding of their pension and other employee benefit plans. Mr. Franco earned a BA in Economics from Georgetown University. CFA Charterholder. Location: New York.

Ariel Investments, LLC (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Maxim Ariel Small-Cap Value and Maxim Ariel MidCap Value Portfolios is John W. Rogers, Jr., Chairman and Chief Executive Officer. In 1983, at the age of 24, Mr. Rogers founded Ariel with an investment philosophy grounded in patience, discipline and independent thinking. Twenty-six years later, his original philosophy still guides Ariel. As chief investment officer, Mr. Rogers is the lead portfolio manager for Ariel Fund and Ariel Appreciation Fund as well as the firm’s small, small/mid and mid-cap institutional portfolios. Beyond Ariel, Mr. Rogers serves as a corporate board member of three public companies: Aon Corporation, Exelon Corporation and McDonald’s Corporation. His civic mindedness is reflected in his roles as director of the Chicago Urban League, a trustee of the University of Chicago as well as a member of the John S. and James L. Knight Foundation. In 2008, Mr. Roger’s commitment to the community was recognized when he was awarded Princeton’s high honor, the Woodrow Wilson Award, bestowed annually on the graduate whose career embodies a commitment to national service. He receive an AB in economics in 1980 from Princeton University where he was also captain of the Varsity Basketball Team.

Federated Investment Management Company (“Federated”) is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States. Federated is a Delaware business trust with its principal business address at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Robert J. Ostrowski, Christopher J. Smith, and John T. Gentry are the portfolio managers of the Maxim Federated Bond Portfolio. Mr. Mark E. Durbiano is also a manager with respect to the high-yield portion of the Portfolio.

Mr. Ostrowski is Senior Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups, and Senior Portfolio Manager and is responsible for portfolio management and administration of the Government and General High Grade Corporate Bond Groups with Federated. He joined Federated in 1987 and has 22 years investment experience.

Mr. Smith is a Vice President and Senior Portfolio Manager for Federated. He is responsible for portfolio management and research, focusing primarily on financial institution portfolios (insurance companies, banks, credit unions & pension funds). Mr. Smith joined Federated in 1995 and has 29 years investment experience.

Mr. Gentry is a Vice President and Portfolio Manager and is responsible for portfolio management and investment research in the fixed income area concentrating on high grade corporate, U.S. government, and U.S. government agency bonds with Federated. He joined Federated in 1995 and has 19 years investment experience.

Mr. Durbiano, who manages only the high-yield portion of the Portfolio, is a Senior Vice President and Senior Portfolio Manager for Federated, and is the head of their Domestic High Yield Group. Mr. Durbiano is responsible for portfolio management and research in the fixed income area, concentrating on domestic high yield securities. He is a member of the Pittsburgh Society of Financial Analysts, has been with Federated since 1982 and has 27 years investment experience.

Franklin Advisers, Inc. is located at One Franklin Parkway, San Mateo, CA 94403, and is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization, operating as Franklin Templeton Investments, listed on the New York Stock Exchange.

The Maxim Global Bond Portfolio is managed by Dr. Michael Hasenstab. Michael Hasenstab initially joined Franklin Templeton Investments in July of 1995. After a leave of absence to obtain his Ph.D., he rejoined the company in April of 2001. Currently, Dr. Hasenstab is Senior Vice President, Co-Director, and Portfolio Manager for Franklin Templeton Investments’ International Bond Department. In this position, he co-directs all investment strategies within the International Fixed Income Group and co-manages the portfolio management team. In addition, he is a member of the Global Economic and Sector Allocation Committees, and is Co-Portfolio Manager for numerous Franklin Templeton funds. Dr. Hasenstab specializes in global macro economic analysis with a focus on currency, interest rate, and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively in Asia, published research on China’s financial market, and consulted global companies on Asia-Pacific investments and strategy. Dr. Hasenstab earned a Ph.D. in Economics from the Asia Pacific School of Economics and Management at Australian National University, a Master’s in Economics of Development from the Australian National University, and a B.A. in International Relations/Political Economy from Carleton College in the United States.

Goldman Sachs Asset Management, L.P. (“GSAM®”) is a Delaware limited partnership with its principal business address at 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (‘‘Goldman Sachs’’).

In connection with GSAM’s service as Sub-Adviser to the Maxim MidCap Value Portfolio, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the

Portfolio. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Portfolio allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by MCM. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

Mr. Alford, PhD, Managing Director, is responsible for the US equity long-only portfolios as well as the Flex (130/30) equity long-short strategies managed by the Quantitative Investment Strategies (QIS) group at GSAM. Previously, Mr. Alford was the group's director of equity research. Prior to joining Goldman Sachs in 1998, Mr. Alford was an accounting professor at the MIT Sloan School of Management, and then the University of Pennsylvania’s Wharton School of Business. He has also served as an academic fellow in the Office of Economic Analysis at the Securities and Exchange Commission in Washington, DC. Mr. Alford has a BS in Information and Computer Science from the University of California at Irvine, and an MBA and a PhD from the Booth Graduate School of Business at the University of Chicago.

Katinka Domotorffy, CFA, Managing Director, is the chief investment officer and head of GSAM’s Quantitative Investment Strategies (QIS) group. Prior to her current role, Ms. Domotorffy was the head of strategy for QIS and a senior portfolio manager and researcher working with the global macro/fixed income teams. Ms. Domotorffy joined the QIS team when she joined Goldman Sachs in 1998. She was named managing director in 2005 and partner in 2006. Ms. Domotorffy's previous focus was primarily on quantitative research and portfolio management for a variety of global tactical asset allocation mandates in the institutional and third-party channels. Her research focus has included global cross-sectional and domestic sector-based equity strategies as well as optimal portfolio construction techniques. Prior to joining the firm, Ms. Domotorffy was the recipient of a Thouron fellowship for study in the United Kingdom, where she earned an MS in Finance, with distinction, from the London School of Economics. She earned a BS from the University of Pennsylvania and is a CFA charterholder.

Kent Daniel, PhD, Managing Director, is the co-CIO of Equity Strategies and head of equity research for GSAM's Quantitative Investment Strategy (QIS) group. Mr. Daniel joined GSAM in December 2004, became director of the Equity Research Group in August 2005, and most recently assumed the role of co-head of the QIS research effort, focusing on equity models. For the last three years, Mr. Daniel has headed up the effort to develop and implement a number of new proprietary quantitative signals on the QIS equity platform, and has worked closely with the portfolio management and implementation team on many key issues. He has served as a key member of the equity strategy group and has been integrally involved in portfolio management issues. He has contributed to a number of infrastructure efforts in QIS, including the implementation of a new research and production portfolio optimization platform. Prior to joining GSAM, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University. Mr. Daniel holds a BS with honors from the California Institute of Technology and an MBA and PhD from UCLA. In addition to other awards, his papers received the 1997 and 1999 Smith-Breeden awards for the best paper in The Journal of Finance. He has served as a Faculty Research Fellow at the National Bureau of Economic Research, an Associate Editor for The Journal of Finance, and as a Director of the Western Finance Association and the American Finance Association.

Invesco Global Asset Management (N.A.), Inc. (“IGAM”), is a Delaware corporation and an indirect wholly owned subsidiary of Invesco Ltd. IGAM is registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

The Maxim Invesco ADR Portfolio is managed day-to-day by an investment team comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments under the direction of the Chief Investment Officer. In addition to managing the Maxim Invesco ADR Portfolio, the team acts as sub-adviser for affiliated mutual funds, and also manages other pooled investment vehicles that are not registered mutual funds, as well as other accounts managed for organizations and individuals. The five most senior members of the team with the most significant responsibility within the investment team are:

Erik B. Granade joined IGAM in 1996 and currently serves as Chief Investment Officer. Mr. Granade began his investment career in 1986. He received his B.A. in Economics from Trinity College and is a Chartered Financial Analyst.

W. Lindsay Davidson has been with IGAM since 1984 and in 1989 he assumed responsibility for global and international portfolios. He holds an M.A. (Honors) degree in Economics from Edinburgh University. Mr. Davidson currently serves as Managing Director.

Kent A. Starke began his investment career in 1983, and joined IGAM in 1992. He currently serves as a portfolio manager. Mr. Starke received a B.B.A. from the University of Georgia and an M.S. in Finance from Georgia State University.

Michele T. Garren began her investment career in 1987, and joined IGAM in 1997. She currently serves as a portfolio manager. Ms. Garren received a B.B. A. in Finance from Southern Methodist University and an M.B.A. in Finance from New York University. She is a Chartered Financial Analyst.

Ingrid E. Baker currently serves as a portfolio manager, and has been with IGAM since 1999. She began her investment career in 1990, and holds a B. A. in International Politics from Oberlin College and an M.B.A. from I.E.S.E. Spain. Ms. Baker is a Chartered Financial Analyst.

Invesco Institutional (N.A.), Inc. (“Invesco”) Invesco is an investment adviser registered with the SEC. Invesco is located at One Midtown Plaza, 1360 Peachtree, N.E., Atlanta, Georgia 30309. Invesco has acted as an investment adviser since 1979. Invesco is responsible for the Portfolio’s investment decisions and the execution of securities transactions with respect to the Portfolio. Investment decisions for the Portfolio are made by the following individuals, who are jointly and primarily responsible for the day-to-day management of the Portfolio:

Jeremy S. Lefkowitz, is Portfolio Manager and lead manager of Invesco’s Quantitative Strategies Team. He has been associated with Invesco and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the Portfolios investments, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

Daniel A. Kostyk, portfolio manager, has been associated with Invesco and/or its affiliates since 1995.

Glen E. Murphy, portfolio manager, as been associated with Invesco and/or its affiliates since 1995.

Anthony J. Munchak, portfolio manager, has been associated with Invesco and/or its affiliates since 2000.

Francis M. Orlando, portfolio manager, has been associated with Invesco and/its affiliates since 1987.

The portfolio managers are assisted by the Invesco Quantitative Strategies Research Team, which is comprised of portfolio managers and research analysts.

Janus Capital Management LLC (“Janus”) (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Its principal business address is 151 Detroit Street, Denver, Colorado 80206. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in the financial asset management business. JCGI owns approximately 95% of Janus with the remaining 5% held by Janus Management Holdings Corporation.

Ron Sachs, CFA, manages the Maxim Janus Large Cap Growth Portfolio, which he has managed since January 2008. Mr. Sachs is also portfolio manager of other Janus accounts. Mr. Sachs joined Janus in 1996 as a research analyst and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. He holds a Bachelor’s degree (cum laude) in Economics from Princeton University and a law degree from the University of Michigan. He holds a Chartered Financial Analyst designation.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss, CFA and CIC, Executive Vice President and Vice Chairman of Loomis Sayles. Mr. Fuss has been with Loomis Sayles since 1976. Mr. Fuss earned a BS and Masters in Business Administration from Marquette University.

Joseph R. Gatz, CFA, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999 when he joined Loomis Sayles. Mr. Gatz received a BA from Michigan State University and an MBA from Indiana University.

Daniel G. Thelen, CFA, Vice President of Loomis Sayles, has served as co-manager of the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999 and has been employed by Loomis Sayles since 1996. Mr. Thelen received a BA and an MBA from Michigan State University.

Massachusetts Financial Services Company (“MFS”) is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is a Delaware corporation with its principal business address at 500 Boylston Street, Boston, Massachusetts 02116.

The Maxim MFS International Growth Portfolio is co-managed by Mr. David R. Mannheim and Mr. Marcus L. Smith. Mr. Mannheim, Investment Officer, has been manager of the MFS Institutional International Equity Fund since January, 1996. He has been employed with MFS since 1988. Mr. Smith, Investment Officer, has been employed with MFS since 1994 and became a portfolio manager of MFS Institutional International Equity Fund effective January 2001.

Mellon Capital Management Corporation (“Mellon Capital”) is a separately identifiable division of The Bank of New York, a New York State chartered bank (the “Bank”), and is registered as an investment adviser under the Advisers Act. Mellon Capital’s principal business address is One Wall Street, New York, New York 10286. BNY Investment Advisors began management of the Maxim Stock Index Portfolio and Maxim Index 600 Portfolio on April 1, 2003 and of the Maxim S&P 500® Index Portfolio on June 30, 2003. Effective as of July 20, 2008, Mellon Capital assumed the sub-advisory relationship from BNY Investment Advisors pursuant to an internal reorganization that resulted from the merger of The Bank of New York and Mellon Financial Corporation.

The Mellon Capital Equity Index Team is responsible for the day-to-day management of the Portfolios. The team is comprised of Ms. Denise Krisko, Mr. Robert McCormack, Mr. Todd Rose, Mr. Steven Wetter, Mr. Michael Yachimski, and Mr. Rafael Zayas.

Denise Krisko is Head of Equity Index Strategies, Mellon Capital Equity Index Team. Prior to joining BNY Investment Advisors, she held a variety of senior investment positions, including Director and Senior Quantitative Equity Portfolio Manager, at Deutsche Asset Management and Northern Trust. She has also worked as a Senior Quantitative Portfolio Manager for the Vanguard Group, and as a Brokerage Specialist for Federated Investors. Ms. Krisko has attained the Chartered Financial Analyst (CFA) designation. She graduated with a BS from Pennsylvania State University, and obtained an MBA from Villanova University.

Robert McCormack is a Senior Portfolio Manager in the Mellon Capital Equity Index Team, where he is responsible for domestic index portfolio management. Prior to serving in this role, Mr. McCormack worked as a Relationship Manager for The Bank of New York’s Master Trust/Custody division, where he specialized in working with endowments and foundations and other non-profit organizations. Mr. McCormack graduated with a BS in Accounting from Long Island University.

Todd Rose is a Senior Portfolio Manager in the Mellon Capital Equity Index Team. He has held a variety of high-profile positions at the Firm, and prior to his current position Mr. Rose worked in BNY Asset Management’s Mutual Funds Accounting division. Before joining BNY Asset Management in 1997, Mr. Rose was a Financial Consultant with Merrill Lynch. He began his investment career at Chicago-based Linnco Futures, where he worked as a trader. Mr. Rose graduated with a BS in Accounting from the University of Maryland, and he obtained an MBA from Fordham University.

Steven Wetter is Senior Portfolio Manager in the Mellon Capital Equity Index Team. Prior to joining BNY Investment Advisors, Mr. Wetter was Senior Portfolio Manager and Trader in the International Quant division of Bankers Trust, and continued in that role as the division was sold to Deutsche Bank in 1999, and Northern Trust in 2003. He began his career in the financial industry in 1987, as part of Scudder’s International Equity team. Mr. Wetter has managed and traded global quant portfolios since 1993. Mr. Wetter has a BA from the University of California, Berkeley, and an MBA, with distinction, from NYU’s Stern School of Business.

Michael Yachimski is a Portfolio Manager in the Mellon Capital Equity Index Team, where he is responsible for domestic and international portfolio management and trader. Prior to joining the team, Michael worked in the quantitative equity department at BlackRock Financial as an associate portfolio manager and trader. He has also held operations and accounting positions at Societe Generale and Investors Bank & Trust. Michael earned a Bachelor of Science degree in Finance from Providence College.

Rafael Zayas is a Portfolio Manager in the Mellon Capital Equity Index Team, where he works on exchange-traded and international equity funds. He comes to BNY Investment Advisors after consulting as a trading desk analyst for legacy Bank of New York. He began his career in the financial industry as a trader, most recently at Assent, LLC. Rafael graduated with a BS in Electrical Engineering from Cornell University.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program. This investment advisory committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers, Chairman of the Board of T. Rowe Price Group, Inc., Chief Investment Officer of T. Rowe Price and President of T. Rowe Price Equity Income Fund, has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1980.

The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee chaired by Brian W.H. Berghuis. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program. Mr. Berghuis is a Vice President and equity portfolio manager of T. Rowe Price, and has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1984 and joined T. Rowe Price in 1985.

Silvant Capital Management LLC (“Silvant”) is an investment adviser registered under the Advisers Act, and is a Delaware LLC with its principal business address at 50 Hurt Plaza, Suite 1500, Atlanta, Georgia 30303. Silvant is a wholly owned subsidiary of RidgeWorth Capital Management, Inc. a money management holding company which is a wholly owned subsidiary of SunTrust Banks, Inc.

Christopher D. Guinther is the lead portfolio manager for the Maxim Small Cap Growth Portfolio. He is also the lead Portfolio Manager for both the Silvant Large Cap Growth discipline and the Select Large Cap Growth discipline. He has over 15 years of investment experience, the 11 most recent as a lead or co-portfolio manager of institutional small cap growth portfolios.

Prior to joining Silvant, Mr. Guinther served as a lead or co-portfolio manager of institutional small cap growth portfolios. He was with Northern Trust Global Investors as a Senior Vice President and Institutional Small Cap Growth Portfolio Manager. Previously, he worked as a Small Cap Growth Portfolio Manager with both Principal Global Investors and Banc One Investment Advisors. He earned his Bachelor of Business Administration in Finance from Ohio University (1992), where he graduated with honors.

Michael A. Sansoterra is the lead portfolio manager for the Large Cap Growth discipline at Silvant. He is also a named portfolio manager on the Select Large Cap Growth discipline and the Small Cap Growth discipline. He has over 11 years of investment experience.

Prior to joining Silvant, Mr. Sansoterra served as the Large Cap Diversified Growth Portfolio Manager, the Director of Research for Large/Mid Domestic Equities and a Senior Equity Analyst for Principal Global Investors from 2003 to 2007. Previously, he worked as a Senior Equity Analyst for USAA Investment Management and as an Equity Analyst and Portfolio Manager for The Northern Trust Company. He earned his Bachelor of Science in Economics from The University of Michigan (1994).

Western Asset Management Company (“Western Asset”), 385 Colorado Blvd., Pasadena, California 91101, a subsidiary of Legg Mason, Inc., was founded in 1971 and acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

A team of investment professionals at Western Asset, led by Chief Investment Officer Stephen A. Walsh, Chief Investment Officer Emeritus S. Kenneth Leech, and Portfolio Manager Michael C. Buchanan manages the Maxim High Yield Bond Portfolio.

Mr. Walsh has been with the firm since 1992. Mr. Leech has been with the firm since 1993. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003.

The Maxim High Yield Bond Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Walsh, Mr. Leech, and Mr. Buchanan serve as co- leaders of this team and are responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.

MCM

Maxim Money Market Portfolio, Maxim U.S. Government Mortgage Securities Portfolio, Maxim Short Duration Bond Portfolio and Maxim Bond Index Portfolio. An internal investment management team headed by Catherine Tocher manages the Maxim Money Market Portfolio, Maxim U.S. Government Mortgage Securities Portfolio, Maxim Short Duration Bond Portfolio, and Maxim Bond Index Portfolio. For the Maxim Money Market Portfolio, Thone Gdovin and Danalee Moore support Ms. Tocher. For the Maxim U.S. Government Mortgage Securities Portfolio, Thone Gdovin and Sam Moyn support Ms. Tocher. For the Maxim Bond Index Portfolio and Maxim Short Duration Bond Portfolio, Thone Gdovin, Sam Moyn, Paul Runnalls and Bruce Masters support Ms. Tocher.

Ms. Tocher has served as manager of the Maxim U.S. Government Mortgage Securities Portfolio since 1993, the Maxim Short Duration Bond Portfolio since 2003, the Maxim Bond Index Portfolio since 2004 and the Maxim Money Market Portfolio since 2000. Ms. Tocher is a Manager of MCM. She is also Senior Vice President, Investments of GWL&A and joined the GWL&A Investments Department in 1987. Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce (Honours Degree) in Finance, and she holds the Chartered Financial Analyst designation.

Maxim Profile Portfolios and Lifetime Asset Allocation Portfolios. The Maxim Profile Portfolios and Lifetime Asset Allocation Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Profile Portfolios and Lifetime Asset Allocation Portfolios and works with the Asset Allocation Committee in developing and executing the investment program for the Profile Portfolios and Lifetime Asset Allocation Portfolios. Mr. Corbett, Chairman, Manager and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Profile Portfolios since inception in 1997. Mr. Corbett also serves on the Board of Directors of MCM. Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney. He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance. Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios

Shares of the Portfolios are not for sale directly to the public. Currently, the Fund sells Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable contracts. The Fund also sells Portfolio shares to participants in connection with qualified retirement plans. The Fund may also sell Portfolio shares to college savings programs. In the future, shares of the Portfolios may be used to fund other variable contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares. These arrangements will be made available to registered representatives associated with the Distributor. The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time. The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios by those participants who hold shares through qualified retirement plans and by those variable product contract owners through variable contracts. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received. Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable contracts or investment options under the contracts instead of other variable contracts or investment options, which may not necessarily be to your benefit. You may ask your registered representative or plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Pricing Shares

The transaction price for buying, selling, or exchanging a Portfolio’s shares is the net asset value of that Portfolio. Each Portfolio’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

Each Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available. In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Fund’s judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Fund determines the net asset value as of valuation time, and therefore, the Fund may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value. This policy is intended to assure that a Portfolio’s net asset value fairly reflects security values at the time of pricing.

We calculate a separate net asset value for each class of shares of the Lifetime Asset Allocation Portfolios. We determine net asset value by dividing net assets of each Lifetime Asset Allocation Portfolio’s share class (the value of its investments, cash, and other assets minus its liabilities) by the number of the Lifetime Asset Allocation Portfolio’s outstanding shares for the applicable share class.

Each Profile Portfolio and each Lifetime Asset Allocation Portfolio values its shares of the Underlying Portfolios at the Underlying Portfolio’s respective net asset value, and values its other assets at current market prices where current market prices are readily available. When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available each Profile Portfolio and Lifetime Asset Allocation Portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Directors.

Because each Profile Portfolio and each Lifetime Asset Allocation Portfolio is primarily invested in shares of Underlying Portfolios, the net asset value of each Profile Portfolio and Lifetime Asset Allocation Portfolio is based primarily on the net asset value of the Underlying Portfolios in which it invests. The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Purchasing and Redeeming Shares

Variable contract owners and participants in college savings programs or qualified retirement plans will not deal directly with the Fund regarding the purchase or redemption of a Portfolio’s shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, qualified plan sponsors and administrators and college savings program investment managers purchase and redeem Portfolio shares based on orders received from participants. Participants in college savings programs and qualified retirement plans cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their qualified plan or college savings program. Participants should contact their qualified plan sponsor or administrator or college savings program for information concerning the appropriate procedure for investing in the Fund.

The price to buy or sell shares of each Portfolio is the Portfolio’s net asset value next calculated after the Portfolio receives the order in proper form or “good order.” This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Portfolio to allocate assets properly.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and participants in college savings programs and participants in qualified plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken, if necessary.

Each Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

This section is only applicable to participants in qualified plans or college savings programs that purchase shares of the Portfolios outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

•	You can request an exchange in writing or by telephone.

•	Written requests should be submitted to:

8515 East Orchard Road

Greenwood Village, CO 80111.

•	The form should be signed by the account owner(s) and include the following information:

(1)	the name of the account;

(2)	the account number;

(3)	the name of the Portfolio from which the shares are to be sold;

(4)	the dollar amount or number of shares to be exchanged;

(5)	the name of the Portfolio(s) in which new shares will be purchased; and

(6)	the signature(s) of the person(s) authorized to effect exchanges in the account.

•	You can request an exchange by telephoning 1-800-537-2033.

•

A Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

•	We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.

•	If an account has more than one owner of record, we may rely on the instructions of any one owner.

•	Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

•

We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.

•	All telephone calls will be recorded.

•

During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

•	Telephone instructions will be accepted if received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on any day the NYSE is open for business.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

•	The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.

•	The Maxim Bond Index, Maxim Federated Bond, Maxim U.S. Government Mortgage Securities and Maxim Short Duration Bond Portfolios ordinarily distribute dividends from net investment income quarterly.

•	The Maxim T. Rowe Price Equity/Income, Maxim Janus Large Cap Growth, Maxim High Yield Bond, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis

Sayles Small-Cap Value, Maxim Small-Cap Growth, Maxim Stock Index, Maxim Index 600, Maxim S&P 500® Index, Maxim Global Bond, Maxim Loomis Sayles Bond, Maxim Small-Cap Value, Maxim MidCap Value and all Profile Portfolios and Lifetime Asset Allocation Portfolios ordinarily distribute dividends semi-annually.

•	The Maxim Bernstein International Equity, Maxim Invesco ADR and Maxim MFS International Growth Portfolios ordinarily distribute dividends annually.

•	All of the Portfolios generally distribute capital gains, at least once annually.

Frequent Purchases and Redemptions of Fund Shares

The Portfolios are not intended for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of shareholders in the Portfolios. Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in Portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio.

Market timing in Portfolios investing significantly in small-cap and mid-cap companies (such as the Small-Cap and MidCap Portfolios) may occur because market timers may seek to benefit from their understanding of the value of the small-cap and mid-cap company securities, which may not be frequently traded (referred to as price arbitrage). Any frequent trading strategies may interfere with management of these Portfolios to a greater degree than Portfolios which invest in highly liquid securities, in part because these Portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of the Portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders. As part of the procedures, all transaction requests (received in “good order,” as described above under Purchasing and Redeeming Shares will be processed at the Portfolio’s next determined net asset value. In all cases, if the order is received from the investor before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolios have also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above. The procedures are designed to limit dilution to the Portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into a agreements with financial intermediaries that require the financial intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involve coordination with the designee of separate accounts and qualified plans (the “recordkeeper”):

•

Detailed exception reports are prepared monthly showing investors that have made purchases and sales in the same Portfolio within five business days of each other. Upon identification of such investors, the past 90 days of the investor’s activity is obtained for further review.

Upon identification of investors that have participated in market timing and/or excessive trading, MCM or its designee will utilize the recordkeeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease. MCM or its designee will instruct the insurance company, plan or program to notify the investor to discontinue market timing and/or excessive trading activity. If market timing and/or excessive trading activity does not stop, the Portfolios may implement trading restrictions. The Portfolios and their agents reserve the right to restrict, reject or cancel purchase and exchange orders, as described above, which the Portfolios believe represent market timing or excessive trading.

Please note that we cannot prevent all market timing or excessive trading activity as it may not be possible to identify it unless and until a trading pattern is established. Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolios and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations. As a result, the Portfolios and their agents may have limited ability to monitor and discourage trading practices, which may materially affect the Portfolio. To the extent the Portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

The practices and policies described above are intended to deter and curtail market timing in the Portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans, and variable insurance products. The Portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, retirement plans, college savings programs and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading. However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed. We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Share Classes

The Lifetime Asset Allocation Portfolios have two classes of shares, Class T shares and Class T1 shares. Each class is identical except that Class T1 shares have a distribution or “Rule 12b-1” plan which is described below.

Class T1 Distribution Plan

The Lifetime Asset Allocation Portfolios have adopted a distribution or “Rule 12b-1” plan for its Class T1 shares. The plan allows the Class T1 shares of the Lifetime Asset Allocation Portfolios to compensate the Distributor, for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders. Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class T1 shares of the Lifetime Asset Allocation Portfolio and/or for providing or arranging for the provision of services to the Portfolios’ Class T1 shareholders (including sponsors of qualified plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class T1 shares of the Lifetime Asset Allocation Portfolio). Because these fees are paid out of Class T1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”) may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolios. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Portfolios) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolios or affiliated funds. You can find further details in the SAI about the payments made by GFG and the services provided by your financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5) notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee. The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund. For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Administrative Services Agreement

Effective May 1, 2008, MCM entered into a Services Agreement with Mercer HR Services, LLC (“Mercer”), pursuant to which Mercer will provide recordkeeping and administrative services to certain owners of variable contracts or participants of qualified retirement plans who invest their assets in Portfolios of the Fund for which Mercer serves as recordkeeper. For the services rendered by it pursuant to the Administrative Services Agreement, Mercer will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which Mercer provides services.

Profile Portfolio Services Agreement

The Distributor entered into a Services Agreement with its affiliates, Putnam Mutual Funds Corp. (“PMF”), principal underwriter of the Putnam Funds, and Putnam Management, investment adviser of the Putnam Funds (collectively, “Putnam”), pursuant to which the Distributor will provide certain distribution and other services to Putnam with regard to each Putnam Fund that is an Underlying Portfolio in a Profile Portfolio. For services rendered and expenses incurred pursuant to the Services Agreement, Putnam will pay the Distributor a fee ranging from 0.25% to 0.60% of the average daily net asset value of the shares of each Putnam Fund that is an Underlying Portfolio in a Profile Portfolio.

Lifetime Asset Allocation Portfolio Administrative Services Agreements

The Distributor has entered into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Lifetime Asset Allocation Portfolios (“Underlying Portfolio entities”), pursuant to which the Distributor will provide recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in a Lifetime Asset Allocation Portfolio. For services rendered and expenses incurred pursuant to the Services Agreements, unaffiliated Underlying Portfolio entities will pay the Distributor a fee ranging from 0.25% to 0.65% of the average daily net asset value of the shares of the applicable Underlying Portfolio in a Lifetime Asset Allocation Portfolio.

529 Plan Services Agreement

The Distributor and MCM entered into a Services Agreement with their affiliate, Putnam Investor Services, Inc. (“Putnam”), who provides certain administrative and recordkeeping services as agent for the sponsor of college savings programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “529 Plan”). Under the Services Agreement Putnam will provide certain recordkeeping and administrative services to the Fund with regard to each Portfolio that is sold as an investment option in the 529 Plan. For services rendered and expenses incurred pursuant to the Services Agreement, the Distributor will pay Putnam a fee of 0.20% of the average daily net asset value of the share of each Portfolio that is sold in the 529 Plan.

Tax Consequences

The Portfolios are currently not subject to tax. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan or college savings program. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes

Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of a Portfolio’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Fund or the ability of MCM or the Distributor to perform their contracts with the Fund. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Fund.

Pending Sub-Adviser Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, four of which still remain: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); and (iv) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group, Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund (“JIF”), Janus Aspen Series (“JAS”), Janus Adviser Series (“JAD”), Janus Distributors LLC, INTECH Investment Management LLC (“INTECH”) (formerly named Enhanced Investment Technologies, LLC), Bay Isle Financial LLC (“Bay Isle”), Perkins Investment Management LLC (“Perkins”) (formerly named Perkins, Wolf, McDonnell and Company, LLC), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the 1940 Act. On December 30, 2008, the Court granted partial summary judgment in Janus Capital’s favor with respect to plaintiffs’ damage demand as it relates to what was categorized as “approved” market timing based on the court’s finding that there was no evidence that investors suffered damages that exceed the $50 million they are entitled to receive under the regulatory settlement. The Court did not grant summary judgment on the remaining causes of action and requested the parties to submit additional briefing with respect to what was categorized as “unapproved” market timing. On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the Court with prejudice. The plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit, which remanded the case back to the Court for further proceedings. Finally, a Motion to Dismiss the Wiggins suit (action (iv) above) was granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit where the appeal is pending.

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. This action is pending.

During 2007, two lawsuits were filed against Janus Management Holdings Corporation (“Janus Holdings”), an affiliate of JCGI, by former Janus portfolio managers, alleging that Janus Holdings unilaterally implemented certain changes to compensation in violation of prior agreements (Edward Keely v. Janus Holdings, Denver District Court, Case No. 2007CV7366; Tom Malley v. Janus Holdings, Denver District Court, Case No. 2007CV10719). These complaints allege some or all of the following claims in addition to other allegations: (1) breach of contract; (2) willful and wanton breach of contract; (3) breach of good faith and fair dealing; and (4) estoppel. Janus Holdings filed Answers to these complaints denying any liability for these claims and intends to vigorously defend against the allegations.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Federated Investment Management Company is the Sub-Adviser of the Maxim Federated Bond Portfolio. None of the allegations, investigations, or requests for information detailed below relate to MCM, the Fund, or Maxim Federated

Bond Portfolio. References below to the "Federated Funds" are references to proprietary mutual funds sponsored by Federated Investors Inc., the parent company of the Federated Funds' investment advisers and distributors, and not to the Fund or its Portfolios.

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (the “Federated Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Advisers Act and 1940 Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the 1940 Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the “About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Federated Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Federated Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain.

Although Federated does not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

FINANCIAL HIGHLIGHTS

The audited financial statements as of December 31, 2008 for each of the Portfolios of the Fund, except the Lifetime Asset Allocation Portfolios which commenced operations subsequent to December 31, 2008, together with the notes thereto and the report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are incorporated by reference to Forms N-CSR filed via EDGAR on February 26, 2009 and February 27, 2009 (File No. 811-03364). The financial highlights tables contained therein are intended to help you understand each Portfolio’s financial history for the past five years, or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. Total returns represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not include expenses associated with variable insurance products or qualified plans. If such expenses were included, total returns would be lower. The information has been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the Annual Reports for each of the Fund’s Portfolios. A free copy of each Portfolio’s Annual Report is available upon request by calling 1-800-537-2033.

ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements, and college savings programs. The SAI contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus as a matter of law, which means it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Fund, call 1-866-831-7129.

The Fund’s web site is www.maximfunds.com. The SAI and Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read

and retained for future reference.

Appendix A

The table below shows the Underlying Portfolios, listed according to their asset class (Morningstar® category), in which each Lifetime Asset Allocation Portfolio is expected to invest at its inception. The allocations among Underlying Portfolios will change over time based on each Lifetime Asset Allocation Portfolio's investment objective, strategy and risk profile. In addition, MCM may add or delete add or delete Underlying Portfolios, add or delete asset classes, or change target allocations at any time without approval or notice to shareholders. Accordingly, the Lifetime Asset Allocation Portfolios will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

Expected (as of May 1, 2009) Underlying Portfolios at the inception of each Lifetime Asset Allocation Portfolio:

LIFETIME ASSET ALLOCATION PORTFOLIOS
Asset Class (Morningstar® category) Underlying Portfolios	Maxim Lifetime 2015 Portfolio I 2015 Portfolio II 2015 Portfolio III	Maxim Lifetime 2025 Portfolio I 2025 Portfolio II 2025 Portfolio III	Maxim Lifetime 2035 Portfolio I 2035 Portfolio II 2035 Portfolio III	Maxim Lifetime 2045 Portfolio I 2045 Portfolio II 2045 Portfolio III	Maxim Lifetime 2055 Portfolio I 2055 Portfolio II 2055 Portfolio III
Large Value
Maxim T. Rowe Price Equity/Income	•	•	•	•	•
MFS Value A	•	•	•	•	•
Large Blend
Maxim S&P 500® Index	•	•	•	•	•
Large Growth
American Century Growth Inv	•	•	•	•	•
Maxim Janus Large Cap Growth	•	•	•	•	•
Mid Value
Goldman Sachs Mid Cap Value A	•	•	•	•	•
Janus Adviser Perkins Mid Cap Value S	•	•	•	•	•
Mid Blend
Mid Growth
BlackRock U.S. Opportunities Inv A	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth	•	•	•	•	•
Small Value
Allianz NFJ Small Cap Value A	•	•	•	•	•
Small Blend
Maxim Index 600	•	•	•	•	•
Maxim Loomis Sayles Small-Cap Value	•	•	•	•	•
Small Growth
Sentinel Small Company A	•	•	•	•	•
Van Kampen Small Cap Growth A	•	•	•	•	•
International Large Value
Harbor International Inv	•	•	•	•	•
Maxim Invesco ADR	•	•	•	•	•
International Large Blend
Maxim MFS International Growth	•	•	•	•	•
International Large Growth
Virtus Foreign Opportunities A	•	•	•	•	•
Intermediate-Term Bond
Maxim Bond Index	•	•	•	•	•
Maxim Federated Bond	•	•	•	•	•

A-1

High Yield Bond
JP Morgan High Yield Bond	•	•	•	•	•
Maxim High Yield Bond	•	•	•	•	•
Inflation Protected Bond
American Century Inflation Adjusted Bond Inv	•	•	•
Global Bond
Maxim Global Bond	•	•	•	•	•
Oppenheimer International Bond A	•	•	•	•	•
Short-Term Bond
Calvert Short Duration Income A	•	•	•
Maxim Short Duration Bond	•	•	•
Cash and Cash Equivalents
Maxim Money Market	•	•	•
Other cash and cash equivalents	•	•	•

The Underlying Portfolios may include Portfolios that are directly advised by MCM, Portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, Portfolios that are advised by an affiliate of MCM,15 and Portfolios that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

[15]

Underlying Funds managed by Putnam Investment Management, LLC ("Putnam Funds") are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to MCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

A-2

MAXIM SERIES FUND, INC.

Maxim Lifetime 2015 Portfolio I

Maxim Lifetime 2015 Portfolio II

Maxim Lifetime 2015 Portfolio III

Maxim Lifetime 2025 Portfolio I

Maxim Lifetime 2025 Portfolio II

Maxim Lifetime 2025 Portfolio III

Maxim Lifetime 2035 Portfolio I

Maxim Lifetime 2035 Portfolio II

Maxim Lifetime 2035 Portfolio III

Maxim Lifetime 2045 Portfolio I

Maxim Lifetime 2045 Portfolio II

Maxim Lifetime 2045 Portfolio III

Maxim Lifetime 2055 Portfolio I

Maxim Lifetime 2055 Portfolio II

Maxim Lifetime 2055 Portfolio III

(the “Lifetime Asset Allocation Portfolio(s)”)

8515 East Orchard Road

Greenwood Village, CO 80111

(866) 831-7129

This Prospectus describes 15 of 48 portfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company. Each Lifetime Asset Allocation Portfolio operates as a separate mutual fund and has its own investment objectives and strategies. Each Lifetime Asset Allocation Portfolio has two classes of shares – Class T and Class T1. GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Lifetime Asset Allocation Portfolios.

The Fund sells shares of the Lifetime Asset Allocation Portfolios to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, and to qualified retirement plans. The Fund may also sell shares of the Lifetime Asset Allocation Portfolios to college savings programs. Therefore, you cannot purchase shares of the Lifetime Asset Allocation Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan or college savings program that makes one or more of the Lifetime Asset Allocation Portfolios available for investment.

This Prospectus contains important information about the Lifetime Asset Allocation Portfolios that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2009

1

2

THE LIFETIME ASSET ALLOCATION PORTFOLIOS AT A GLANCE

The following information about the Lifetime Asset Allocation Portfolios is only a summary of important information you should know. More detailed information about each Lifetime Asset Allocation Portfolio’s investment strategies and risks is included elsewhere in this Prospectus. Please read this Prospectus carefully before investing in a Lifetime Asset Allocation Portfolio.

MAXIM LIFETIME ASSET ALLOCATION PORTFOLIOS

There are 15 separate Lifetime Asset Allocation Portfolios. Each Lifetime Asset Allocation Portfolio is a non-diversified Portfolio that provides an asset allocation strategy and is designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date), risk tolerance, and personal objectives. There are three risk profile options for each available year designated in the name of the Lifetime Asset Allocation Portfolio (“transition year”). The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. Not all series may be available under a particular variable contract or to a particular qualified retirement plan or college savings program. For qualified retirement plans and college savings programs, plan sponsors are generally expected to select one series for any particular transition year made available.

Each Lifetime Asset Allocation Portfolio is a “fund of funds” that pursues its investment objective by investing in other mutual funds. Each Lifetime Asset Allocation Portfolio may also invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”), and cash and cash equivalents. The mutual funds in which the Lifetime Asset Allocation Portfolio may invest, together with the GWL&A Contract, are collectively referred to as the “Underlying Portfolios.” The Lifetime Asset Allocation Portfolios use asset allocation strategies to allocate assets among the Underlying Portfolios. The table on page 4 shows how each Lifetime Asset Allocation Portfolio, under normal circumstances, expects to initially allocate among equity and fixed income Underlying Portfolios. The Underlying Portfolios may or may not be affiliated with the Fund.

Investment objective.

Each Lifetime Asset Allocation Portfolio seeks capital appreciation and income consistent with its current asset allocation. After the transition year, the investment objective is to seek income and secondarily, capital growth.

Each Lifetime Asset Allocation Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Principal investment strategies.

Each Lifetime Asset Allocation Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, the transition year. Depending on its risk profile and proximity to the transition year, each Lifetime Asset Allocation Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Lifetime Asset Allocation Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

For each Lifetime Asset Allocation Portfolio, MCM establishes an anticipated allocation among different broad asset classes based on the transition year identified in the Lifetime Asset Allocation Portfolio’s name and the risk profile for each Lifetime Asset Allocation Portfolio. Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Lifetime Asset Allocation Portfolio’s assets that will be allocated to each such Underlying Portfolio. MCM reviews the asset class and

3

Underlying Portfolio allocations on a routine basis (at least annually). MCM will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Lifetime Asset Allocation Portfolio and in order to help achieve each Lifetime Asset Allocation Portfolio’s investment objective. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the target allocations at any time and without approval or notice to shareholders. A table showing the Underlying Portfolios in which each Lifetime Asset Allocation Portfolio is expected to invest at its inception is included in Appendix A to the Prospectus. Each Underlying Portfolio has its own investment objectives, strategies, policies and risks and may hold a wide range of securities in its portfolio.

You should be aware that the Lifetime Asset Allocation Portfolios are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Lifetime Asset Allocation Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income when selecting a Lifetime Asset Allocation Portfolio.

The following table demonstrates, under normal circumstances, how each Lifetime Asset Allocation Portfolio currently expects (as of the date of this Prospectus) to initially allocate among equity and fixed income Underlying Portfolios. Please note that each Lifetime Asset Allocation Portfolio’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus. For purposes of calculating the percentages in the table below, the GWL&A Contract is considered to be a Fixed Income Fund.

Lifetime Asset Allocation Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim Lifetime 2015 Portfolio I	30-50%	50-70%
Maxim Lifetime 2015 Portfolio II	40-60%	40-60%
Maxim Lifetime 2015 Portfolio III	50-70%	30-50%
Maxim Lifetime 2025 Portfolio I	50-70%	30-50%
Maxim Lifetime 2025 Portfolio II	60-80%	20-40%
Maxim Lifetime 2025 Portfolio III	75-95%	5-25%
Maxim Lifetime 2035 Portfolio I	60-90%	10-40%
Maxim Lifetime 2035 Portfolio II	70-95%	5-30%
Maxim Lifetime 2035 Portfolio III	80-98%	2-20%
Maxim Lifetime 2045 Portfolio I	65-90%	10-35%
Maxim Lifetime 2045 Portfolio II	75-95%	5-25%
Maxim Lifetime 2045 Portfolio III	85-98%	2-15%
Maxim Lifetime 2055 Portfolio I	65-95%	5-35%
Maxim Lifetime 2055 Portfolio II	75-98%	2-25%
Maxim Lifetime 2055 Portfolio III	85-98%	2-15%

Each Lifetime Asset Allocation Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

Each Lifetime Asset Allocation Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Underlying Portfolios.

Each Lifetime Asset Allocation Portfolio’s investment performance is directly related to the investment performance of the Underlying Portfolios. A list of the Underlying Portfolios in which each Lifetime Asset Allocation Portfolio is expected to invest at its inception is provided in Appendix A to this Prospectus. As stated above, the Underlying Portfolios will change over time based on each Lifetime Asset Allocation

4

Portfolio’s investment objective, strategy and risk profile. In addition, MCM may add or delete asset classes, change target allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders. Accordingly, the Lifetime Asset Allocation Portfolios will not necessarily invest in the Underlying Portfolios listed in Appendix A, and may invest in Underlying Portfolios not listed in Appendix A.

The Lifetime Asset Allocation Portfolios each may invest in the GWL&A Contract. The GWL&A Contract has a stable principal value and will pay each Lifetime Asset Allocation Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Lifetime Asset Allocation Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Lifetime Asset Allocation Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Lifetime Asset Allocation Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Principal Investment Risks.

An investment in the Lifetime Asset Allocation Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Lifetime Asset Allocation Portfolio's shares will go up and down in price, meaning that you could lose money by investing in the Lifetime Asset Allocation Portfolios. The principal investment risks for the Lifetime Asset Allocation Portfolios are as follows:

Risks Associated with Fund of Funds Structure

•

Since each Lifetime Asset Allocation Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Lifetime Asset Allocation Portfolios which invest in them. To the extent a Lifetime Asset Allocation Portfolio invests more of its assets in one Underlying Portfolio than another, the Lifetime Asset Allocation Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Lifetime Asset Allocation Portfolios invested in them. As a result, over the long-term the Lifetime Asset Allocation Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

As a result of a Lifetime Asset Allocation Portfolio indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in a Lifetime Asset Allocation Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

•

The ability of a Lifetime Asset Allocation Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Lifetime Asset Allocation Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios including funds primarily within the same industry or economic sector. As a result, a Lifetime Asset Allocation Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

5

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Lifetime Asset Allocation Portfolio investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Lifetime Asset Allocation Portfolios. Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large redemptions or investments could affect the performance of the Underlying Portfolios and, therefore, the performance of the Lifetime Asset Allocation Portfolios.

Risks Associated with Equity Securities

•

The Underlying Portfolios’ investments in equity securities will be subject to the risk associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more a Lifetime Asset Allocation Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Risks Associated with Fixed Income Securities

•

The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risks Associated with Foreign Securities

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Risks Associated with Geographic Concentration

•

When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Risks Associated with Liquidity of Securities

•

Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying

6

Portfolio may be required to sell liquid securities at an unfavorable time. When an Underlying Portfolio invests in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Risks Associated with Derivatives and Hedging Techniques

•

An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

•

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

•

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Risks Associated with Currency Exchange Rates

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Risks Associated with Small, Medium and Large Size Company Securities

•

The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Risks Associated with Value Stocks

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risks Associated with Growth Stocks

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Risks Associated with Treasury Inflation Protected Securities (TIPS)

•

Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline

7

over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Risks Associated with Tracking a Benchmark Index

•

Index Portfolios are mutual funds designed to track the performance of a specified securities index. It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio. In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index. For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios' total return. In addition, an Index Portfolio will own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Management Risk

•	Investment in the Portfolio involves the risk that a strategy used by the portfolio manager may fail to produce the intended results.

Portfolio Performance Data

No portfolio performance data is provided because the Lifetime Asset Allocation Portfolios commenced operations as of the date of this Prospectus. The information will appear in a future version of the Prospectus after the Lifetime Asset Allocation Portfolios have been in operation for one complete calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Lifetime Asset Allocation Portfolios. Investors who purchase the Lifetime Asset Allocation Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level, which are not disclosed in this Prospectus. The expenses shown are estimated because the Lifetime Asset Allocation Portfolios commenced operations as of the date of this Prospectus. Current or future expenses may be greater or less than those presented.

With respect to each Lifetime Asset Allocation Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Lifetime Asset Allocation Portfolios. By investing in the Underlying Portfolios indirectly through the Lifetime Asset Allocation Portfolios, you bear not only a proportionate share of the expenses of the Lifetime Asset Allocation Portfolios, but also similar expenses (including operating costs and investment advisory fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential allocation benefit offered by the Lifetime Asset Allocation Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Lifetime Asset Allocation Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Lifetime Asset Allocation Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of unaffiliated Underlying Portfolios. However, the Lifetime Asset Allocation Portfolios will not purchase any class of shares of

8

affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Lifetime Asset Allocation Portfolios also will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Lifetime Asset Allocation Portfolio assets)

	Maxim Lifetime 2015 I – T Class	Maxim Lifetime 2015 I – T1 Class	Maxim Lifetime 2015 II – T Class	Maxim Lifetime 2015 II – T1 Class	Maxim Lifetime 2015 III – T Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%	NONE	0.10%	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.83%	0.83%	0.86%	0.86%	0.89%
Total Annual Portfolio Operating Expenses	0.95%	1.05%	0.98%	1.08%	1.01%

	Maxim Lifetime 2015 III – T1 Class	Maxim Lifetime 2025 I – T Class	Maxim Lifetime 2025 I – T1 Class	Maxim Lifetime 2025 II – T Class	Maxim Lifetime 2025 II – T1 Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.10%	NONE	0.10%	NONE	0.10%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.89%	0.89%	0.89%	0.93%	0.93%
Total Annual Portfolio Operating Expenses	1.11%	1.01%	1.11%	1.05%	1.15%

	Maxim Lifetime 2025 III – T Class	Maxim Lifetime 2025 III – T1 Class	Maxim Lifetime 2035 I – T Class	Maxim Lifetime 2035 I – T1 Class	Maxim Lifetime 2035 II – T Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%	NONE	0.10%	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.96%	0.96%	0.96%	0.96%	0.98%
Total Annual Portfolio Operating Expenses	1.08%	1.18%	1.08%	1.18%	1.10%

	Maxim Lifetime 2035 II – T1 Class	Maxim Lifetime 2035 III – T Class	Maxim Lifetime 2035 III – T1 Class	Maxim Lifetime 2045 I – T Class	Maxim Lifetime 2045 I – T1 Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.10%	NONE	0.10%	NONE	0.10%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.98%	1.00%	1.00%	0.99%	0.99%
Total Annual Portfolio Operating Expenses	1.20%	1.12%	1.22%	1.11%	1.21%

[1]

Each Lifetime Asset Allocation Portfolio will invest in shares of Underlying Portfolios. Therefore, each Lifetime Asset Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifetime Asset Allocation Portfolio will be reduced by the Underlying Portfolios’ expenses. Because the Lifetime Asset Allocation Portfolios are new, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period. The total expense ratios may be higher or lower depending on the actual allocation of a Lifetime Asset Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if a Lifetime Asset Allocation Portfolio invests in select classes of unaffiliated Underlying Portfolios that have a 12b-1 distribution fee. Additionally, certain Underlying Portfolios may charge a redemption fee to any shares redeemed within a certain amount of time after purchase by a Lifetime Asset Allocation Portfolio.

9

	Maxim Lifetime 2045 II – T Class	Maxim Lifetime 2045 II – T1 Class	Maxim Lifetime 2045 III – T Class	Maxim Lifetime 2045 III – T1 Class	Maxim Lifetime 2055 I – T Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%	NONE	0.10%	NONE
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	1.00%	1.00%	1.01%	1.01%	1.00%
Total Annual Portfolio Operating Expenses	1.12%	1.22%	1.13%	1.23%	1.12%

	Maxim Lifetime 2055 I – T1 Class	Maxim Lifetime 2055 II – T Class	Maxim Lifetime 2055 II – T1 Class	Maxim Lifetime 2055 III – T Class	Maxim Lifetime 2055 III – T1 Class
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.10%	NONE	0.10%	NONE	0.10%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	1.00%	1.01%	1.01%	1.02%	1.02%
Total Annual Portfolio Operating Expenses	1.22%	1.13%	1.23%	1.14%	1.24%

EXAMPLE

These Examples are intended to help you compare the cost of investing in the Lifetime Asset Allocation Portfolios with the cost of investing in other mutual funds. The Examples do not reflect the expenses of any variable insurance products or separate accounts at the contract level, or the expenses of qualified plans, whichever may be applicable. If expenses of variable insurance products or qualified plans were included, the expenses reflected in the Examples would be higher.

The Examples assume that you invest $10,000 in the Lifetime Asset Allocation Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Lifetime Asset Allocation Portfolios’ operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Lifetime Asset Allocation Portfolio	1 Year	3 Years
Maxim Lifetime 2015 Portfolio I
Class T	$97	$307
Class T1	$108	$339
Maxim Lifetime 2015 Portfolio II
Class T	$100	$317
Class T1	$111	$349
Maxim Lifetime 2015 Portfolio III
Class T	$104	$326
Class T1	$114	$359
Maxim Lifetime 2025 Portfolio I
Class T	$104	$326
Class T1	$114	$359

10

Lifetime Asset Allocation Portfolio	1 Year	3 Years
Maxim Lifetime 2025 Portfolio II
Class T	$108	$339
Class T1	$118	$372
Maxim Lifetime 2025 Portfolio III
Class T	$111	$349
Class T1	$121	$381
Maxim Lifetime 2035 Portfolio I
Class T	$111	$349
Class T1	$121	$381
Maxim Lifetime 2035 Portfolio II
Class T	$113	$355
Class T1	$123	$388
Maxim Lifetime 2035 Portfolio III
Class T	$115	$362
Class T1	$125	$394
Maxim Lifetime 2045 Portfolio I
Class T	$114	$359
Class T1	$124	$391
Maxim Lifetime 2045 Portfolio II
Class T	$115	$362
Class T1	$125	$394
Maxim Lifetime 2045 Portfolio III
Class T	$116	$365
Class T1	$126	$397
Maxim Lifetime 2055 Portfolio I
Class T	$115	$362
Class T1	$125	$394
Maxim Lifetime 2055 Portfolio II
Class T	$116	$365
Class T1	$126	$397
Maxim Lifetime 2055 Portfolio III
Class T	$117	$368
Class T1	$127	$401

MORE INFORMATION ABOUT THE LIFETIME ASSET ALLOCATION PORTFOLIOS

The Asset Allocation Process

The Lifetime Asset Allocation Portfolios strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios. The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

MCM will allocate each Lifetime Asset Allocation Portfolio’s assets among the Underlying Portfolios. The first step in MCM’s allocation process is to determine each Lifetime Asset Allocation Portfolio's asset class allocations. MCM bases this decision on each Lifetime Asset Allocation Portfolio's anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of a Lifetime Asset Allocation Portfolio’s target allocations. However, MCM ultimately has sole responsibility for determining each Lifetime Asset Allocation Portfolio's asset class allocations and its investments in Underlying Portfolios. The asset classes (corresponding to Morningstar® categories) used for the Lifetime Asset Allocation Portfolios as of the date of this Prospectus are listed in Appendix A.

11

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. In general, a Lifetime Asset Allocation Portfolio may not invest in all available Underlying Portfolios, but instead may select a limited number of Underlying Portfolios considered most appropriate for each Lifetime Asset Allocation Portfolio's investment objective, risk profile and transition year. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Lifetime Asset Allocation Portfolios invest. In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio's investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style. Allocations to the Underlying Portfolios will change as each Lifetime Asset Allocation Portfolio’s asset mix becomes more conservative over time. The shift toward more conservative investments reflects the need for reduced investment risk as retirement (or other targeted funding need) approaches.

In accordance with its investment process, MCM periodically reviews asset class allocations and monitors the mix of Underlying Portfolios, and will make changes either to the asset class allocations, the mix of Underlying Portfolios, or the Underlying Portfolios themselves in seeking to meet the investment objective of each Lifetime Asset Allocation Portfolio. Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Lifetime Asset Allocation Portfolios and researches and analyzes the eligible Underlying Portfolios within each asset category to determine whether they would be suitable investments for the Lifetime Asset Allocation Portfolios.

The potential rewards and risks associated with each Lifetime Asset Allocation Portfolio depend on both the asset class allocations and the chosen mix of Underlying Portfolios. There can be no guarantee, however, that any of the Lifetime Asset Allocation Portfolios will meet its respective objective.

Lifetime Asset Allocation Portfolio Investors

The Lifetime Asset Allocation Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement (or other targeted funding need). Each Lifetime Asset Allocation Portfolio establishes asset allocations that MCM considers generally appropriate to investors at specific stages of their retirement, or other investment planning, and then periodically revises the asset mix to meet increasingly conservative investment needs as the investor nears retirement (or other targeted funding need). Therefore, an investor should consider selecting a Lifetime Asset Allocation Portfolio whose stated transition year is closest to their own projected retirement date (or other targeted funding need).

For those Lifetime Asset Allocation Portfolios farthest away from their stated transition year, allocations to equity securities are higher so that investors may benefit from their long-term growth potential, while allocations to debt securities are lower. As an investor’s retirement date (or other targeted funding need) approaches, the Lifetime Asset Allocation Portfolio’s allocations to equity securities decrease and allocations to fixed income securities increase. After reaching the end of a Lifetime Asset Allocation Portfolio’s stated transition year, the Lifetime Asset Allocation Portfolio’s allocations to equity securities will continue to decrease over time in an effort to focus more on higher income and lower risk.

MORE INFORMATION ABOUT THE UNDERLYING PORTFOLIOS

By owning shares of Underlying Portfolios, each of the Lifetime Asset Allocation Portfolios indirectly invests, to varying degrees, in securities held by the Underlying Portfolios. The securities in which the Underlying Portfolios may invest include, but are not limited to, U.S. and international equity securities (including emerging market stocks), U.S. and international fixed-income securities (including emerging market bonds), derivatives, and short-term investments. The following section provides further information

12

on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information ("SAI"), which is available upon request, and in the prospectuses of the Underlying Portfolios.

Equity Securities

The Underlying Portfolios that invest in equity securities will be subject to the risks associated with common stocks and other equity investments. Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses). Common stocks also entitle the holder to share in any of the company’s dividends. The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies

Certain Underlying Portfolios may invest in securities of small and medium size companies. Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause an Underlying Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, an investment adviser or sub-adviser when making a decision to purchase a security for an Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Fixed-Income Securities

Certain Underlying Portfolios may invest in fixed-income securities. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Underlying Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to

13

changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s. “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under “Money Market Instruments and Temporary Investment Strategies.”

Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Certain of the Underlying Portfolios may, in a manner consistent with their respective investment objectives and policies, invest in foreign securities. Accordingly, as an investor in a Lifetime Asset Allocation Portfolio, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in non-dollar denominated foreign securities may cause an Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

The Underlying Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Underlying Portfolios invest primarily in securities of U.S. issuers.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market.

14

ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Certain of the Underlying Portfolios may use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives can, however, subject an Underlying Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If the adviser or sub-adviser of an Underlying Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of an Underlying Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for an Underlying Portfolio to lose more than its original investment in a derivative transaction. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments

Certain Underlying Portfolios may invest in money market instruments. Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

15

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of the Underlying Portfolios’ shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Portfolios Designed to Track a Benchmark Index

Certain of the Underlying Portfolios are not actively managed, but are designed to track the performance of specified benchmarks (sometimes referred to in this Prospectus as “Index Portfolios”).

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index Portfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, Index Portfolios usually do not perform dramatically better or worse than their benchmarks.
•

Low cost. Index Portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity—and thus brokerage commissions and other transaction costs—to a minimum.

Compared with actively managed portfolios, most Index Portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions. This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an Index Portfolios to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios

The value of an Index Portfolio will generally decline when the performance of its benchmark index declines. Because each Index Portfolio may track an index before fees and expenses, the Index Portfolio may not purchase other securities that may help offset declines in an index. In addition, because an Index Portfolio may not hold all issues included in an index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of an Index Portfolio may fail to match the performance of its benchmark index, after taking expenses into account. It is not possible to invest directly in an index.

Temporary Investment Strategies

Each Lifetime Asset Allocation Portfolio and each Underlying Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by the applicable Portfolio’s investment adviser or sub-adviser. Each Lifetime Asset Allocation Portfolio and each non-money market Underlying Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the applicable Portfolio’s sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Lifetime Asset Allocation Portfolio or an Underlying Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Lifetime Asset Allocation Portfolios

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions

16

add significantly to the risk of short-term volatility of the Lifetime Asset Allocation Portfolios and the Underlying Portfolios.

In addition, the fixed-income markets are experiencing a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market. These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on an Underlying Portfolio’s investments and negatively impact an Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Lifetime Asset Allocation Portfolio’s and an Underlying Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets are unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Lifetime Asset Allocation Portfolios’ and Underlying Portfolios’ investment holdings.

There is no guarantee that the Lifetime Asset Allocation Portfolios will achieve their objectives. No Lifetime Asset Allocation Portfolio should be considered to be a complete solution to the retirement needs of investors. You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of any Lifetime Asset Allocation Portfolio.

A complete listing of the Lifetime Asset Allocation Portfolios’ investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

MANAGEMENT OF THE LIFETIME ASSET ALLOCATION PORTFOLIOS

The Adviser

MCM, a Colorado limited liability company located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, is the investment adviser to the Lifetime Asset Allocation Portfolios and provides investment advisory, accounting and administrative services to the Fund. As of December 31, 2008, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $7.3 billion. MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees

For its services, MCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% of each Lifetime Asset Allocation Portfolio’s average daily net assets.

17

A discussion regarding the basis for the Fund Board of Directors approving any investment advisory contract of the Fund will be available in the Fund’s semi-annual report to shareholders for the period ending June 30, 2009.

Lifetime Asset Allocation Portfolios. The Lifetime Asset Allocation Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Lifetime Asset Allocation Portfolios and works with the Asset Allocation Committee in developing and executing the Lifetime Asset Allocation Portfolios’ investment program. Mr. Corbett is Chairman, Manager and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A. Mr. Corbett also serves on the Board of Directors of MCM. Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney. He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance. Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund's Manager-of-Managers Structure

Although each Lifetime Asset Allocation Portfolio is currently managed by MCM (and is not sub-advised), the Fund operates under a manager-of-managers structure under an order issued by the SEC. The current order permits MCM to hire, terminate or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable portfolio with an information statement. This information statement will be provided to shareholders of the applicable portfolios a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable portfolio.

Any sub-adviser will bear all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a portfolio. MCM, in turn, will pay sub-advisory fees to each sub-adviser for its services.

IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Lifetime Asset Allocation Portfolios

Shares of the Lifetime Asset Allocation Portfolios are not for sale directly to the public. Currently, the Fund sells shares of the Lifetime Asset Allocation Portfolios to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable contracts. The Fund also sells shares of the Lifetime Asset Allocation Portfolios to participants in connection with qualified retirement plans. The Fund may also sell shares of the Lifetime Asset Allocation Portfolios to college savings programs. In the future, shares of the Portfolios may be used to fund other variable contracts offered by GWL&A, or its affiliates, or other unrelated insurance

18

companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

GWL&A, GWFS Equities, Inc., the Fund's principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares. These arrangements will be made available to registered representatives associated with the Distributor. The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time. The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios by those participants who hold shares through qualified retirement plans and by those variable product contract owners through variable contracts. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received. Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable contracts or investment options under the contracts instead of other variable contracts or investment options, which may not necessarily be to your benefit. You may ask your registered representative or plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Pricing Shares

The transaction price for buying, selling, or exchanging a Lifetime Asset Allocation Portfolio’s shares is the net asset value of that Portfolio. Each Lifetime Asset Allocation Portfolio’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Lifetime Asset Allocation Portfolio’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Lifetime Asset Allocation Portfolio’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Lifetime Asset Allocation Portfolio’s (or Underlying Portfolio’s) assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

We calculate a separate net asset value for each class of shares of the Lifetime Asset Allocation Portfolios. We determine net asset value by dividing net assets of each Lifetime Asset Allocation Portfolio’s share class (the value of its investments, cash, and other assets minus its liabilities) by the number of the Lifetime Asset Allocation Portfolio’s outstanding shares for the applicable share class.

Each Lifetime Asset Allocation Portfolio values its shares of the Underlying Portfolios at the Underlying Portfolio's respective net asset value, and values its other assets at current market prices where current market prices are readily available. When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available each Lifetime Asset Allocation Portfolios values its assets at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Directors.

Because each Lifetime Asset Allocation Portfolio is primarily invested in shares of Underlying Portfolios, a Lifetime Asset Allocation Portfolio’s net asset value is based primarily on the net asset value of the Underlying Portfolios in which it invests. The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

19

Purchasing and Redeeming Shares

Variable contract owners and participants in college savings program and qualified retirement plans will not deal directly with the Fund regarding the purchase or redemption of a Lifetime Asset Allocation Portfolio’s shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, qualified plan sponsors and administrators and college savings program investment managers purchase and redeem Portfolio shares based on orders received from participants. Participants in college savings programs and qualified retirement plans cannot contact the Fund directly to purchase shares of the Lifetime Asset Allocation Portfolios but may invest in shares of the Lifetime Asset Allocation Portfolios only through their qualified plan or college savings program. Participants should contact their qualified plan sponsor, college savings program, or administrator for information concerning the appropriate procedure for investing in the Fund.

The price to buy or sell shares of each Lifetime Asset Allocation Portfolio is the Lifetime Asset Allocation Portfolio’s net asset value next calculated after the Lifetime Asset Allocation Portfolio receives the order in proper form or “good order.” This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Lifetime Asset Allocation Portfolio to allocate assets properly.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners, participants in college savings programs and participants in qualified plans that invest in the Fund. The Board of Directors will monitor each Lifetime Asset Allocation Portfolio for any material conflicts that may arise and will determine what action should be taken, if necessary.

Each Lifetime Asset Allocation Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

This section is only applicable to participants in qualified plans or college savings programs that purchase shares of the Lifetime Asset Allocation Portfolios outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Lifetime Asset Allocation Portfolio and purchasing shares of another Lifetime Asset Allocation Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Lifetime Asset Allocation Portfolios after the exchange request is received in proper form. Before exchanging into a Lifetime Asset Allocation Portfolio, read its prospectus.

Please note the following policies governing exchanges:

•	You can request an exchange in writing or by telephone.
•	Written requests should be submitted to:

8515 East Orchard Road

Greenwood Village, CO 80111.

•	The form should be signed by the account owner(s) and include the following information:
(1)	the name of the account;
(2)	the account number;
(3)	the name of the Portfolio from which the shares are to be sold;
(4)	the dollar amount or number of shares to be exchanged;
(5)	the name of the Portfolio(s) in which new shares will be purchased; and
(6)	the signature(s) of the person(s) authorized to effect exchanges in the account.
•	You can request an exchange by telephoning 1-800-831-7129.

20

•

A Lifetime Asset Allocation Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Lifetime Asset Allocation Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

•	We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Lifetime Asset Allocation Portfolios by telephone.

•	If an account has more than one owner of record, we may rely on the instructions of any one owner.

•	Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

•

We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.

•	All telephone calls will be recorded.

•

During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

•	Telephone instructions will be accepted if received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on any day the NYSE is open for business.

Dividends and Capital Gains Distributions

Each Lifetime Asset Allocation Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Lifetime Asset Allocation Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

•	The Lifetime Asset Allocation Portfolios ordinarily distribute dividends semi-annually.

•	The Lifetime Asset Allocation Portfolios generally distribute capital gains, at least once annually.

Frequent Purchases and Redemptions of Fund Shares

In this section a Lifetime Asset Allocation Portfolio is referred to as a portfolio.

The portfolios are not intended for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of shareholders in the portfolios. Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a portfolio’s securities and the reflection of that change in the portfolio’s share price. In addition, frequent or unusually large trades may harm performance by increasing portfolio expenses and disrupting portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio's international portfolio securities trade and the time as of which the portfolio's net asset value is calculated. Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a portfolio's junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a portfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage). Any frequent trading strategies

21

may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders. As part of the procedures, all transaction requests (received in “good order,” as described above under Purchasing and Redeeming Shares) will be processed at the portfolio’s next determined net asset value. In all cases, if the order is received from the investor before the close of regular trading on the NYSE, generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has also adopted pricing procedures and guidelines, including procedures for fair value pricing of portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above. The procedures are designed to limit dilution to the portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that require the financial intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involve coordination with the designee of separate accounts and qualified plans (the “recordkeeper”):

•

Detailed exception reports are prepared monthly showing investors that have made purchases and sales in the same portfolio within five business days of each other. Upon identification of such investors, the past 90 days of the investor’s activity is obtained for further review.

Upon identification of investors that have participated in market timing and/or excessive trading, MCM or its designee will utilize the recordkeeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease. MCM or its designee will instruct the insurance company, plan or program to notify the investor to discontinue market timing and/or excessive trading activity. If market timing and/or excessive trading activity does not stop, the portfolios may implement trading restrictions. The portfolios and their agents reserve the right to restrict, reject or cancel purchase and exchange orders, as described above, which the portfolios believe represent market timing or excessive trading.

Please note that we cannot prevent all market timing or excessive trading activity, as it may not be possible to identify it unless and until a trading pattern is established. Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the portfolios and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations. As a result, the portfolios and their agents may have limited ability to monitor and discourage trading practices, which may materially affect the portfolio. To the extent the portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected portfolios.

The practices and policies described above are intended to deter and curtail market timing in the portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective

22

in this regard because of various factors. In particular, all portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans, and variable insurance products. The portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific portfolio trade. Also, certain financial intermediaries, retirement plans, college savings programs, and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading. However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may engage in market timing before restrictions are imposed. We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Share Classes

The Lifetime Asset Allocation Portfolios have two classes of shares, Class T shares and Class T1 shares. Each class is identical except that Class T1 shares have a distribution or “Rule 12b-1” plan which is described below.

Class T1 Distribution Plan

The Lifetime Asset Allocation Portfolios have adopted a distribution or “Rule 12b-1” plan for its Class T1 shares. The plan allows the Class T1 shares of the Lifetime Asset Allocation Portfolios to compensate the “Distributor, for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders. Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class T1 shares of the Lifetime Asset Allocation Portfolio and/or for providing or arranging for the provision of services to the Portfolios’ Class T1 shareholders (including sponsors of qualified plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class T1 shares of the Lifetime Asset Allocation Portfolio). Because these fees are paid out of Class T1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”) may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Lifetime Asset Allocation Portfolios. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Lifetime Asset Allocation Portfolios on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Lifetime Asset Allocation Portfolios) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

23

Sale of Lifetime Asset Allocation Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Lifetime Asset Allocation Portfolios or affiliated funds. You can find further details in the SAI about the payments made by GFG and the services provided by your financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5) notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee. The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund. For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Lifetime Asset Allocation Portfolio Administrative Services Agreements

The Distributor has entered into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Lifetime Asset Allocation Portfolios (“Underlying Portfolio entities”), pursuant to which the Distributor will provide recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in a Lifetime Asset Allocation Portfolio. For services rendered and expenses incurred pursuant to the Services Agreements, unaffiliated Underlying Portfolio entities will pay the Distributor a fee ranging from 0.25% to 0.65% of the average daily net asset value of the shares of the applicable Underlying Portfolio in a Lifetime Asset Allocation Portfolio.

Tax Consequences

The Lifetime Asset Allocation Portfolios are currently not subject to tax. It is possible a Lifetime Asset Allocation Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Lifetime Asset Allocation Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Lifetime Asset Allocation Portfolio.

Tax consequences of your investment in any one of the Lifetime Asset Allocation Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan or college savings programs. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes

24

Dividends and interest received by the Lifetime Asset Allocation Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Lifetime Asset Allocation Portfolio will receive a report containing a summary of the Fund's performance and other information.

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of a Lifetime Asset Allocation Portfolio's portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Fund or the ability of MCM or the Distributor to perform their contracts with the Fund. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Fund.

FINANCIAL HIGHLIGHTS

The Lifetime Asset Allocation Portfolios had not commenced operations prior to the date of this Prospectus; therefore, no audited financial statements for the Lifetime Asset Allocation Portfolios are available. The Fund’s audited financial statements as of December 31, 2008, together with the notes thereto and the report of Deloitte & Touche LLP, are incorporated by reference to Forms N-CSR filed via EDGAR on February 26, 2009 and February 27, 2009 (File No. 811-03364). The information has been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements or similar arrangements, and college savings programs. The SAI contains more details about the investment policies and techniques of the Lifetime Asset Allocation Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Lifetime Asset Allocation Portfolios’ investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund portfolios’ performance during its last fiscal year.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Fund, call 1-800-831-7129.

The SAI and Annual and Semi-Annual Reports are available on the Fund's web site at www.maximfunds.com.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or by

25

electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Lifetime Asset Allocation Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read

and retained for future reference.

26

Appendix A

The table below shows the Underlying Portfolios, listed according to their asset class (Morningstar® category), in which each Lifetime Asset Allocation Portfolio is expected to invest at its inception. The allocations among Underlying Portfolios will change over time based on each Lifetime Asset Allocation Portfolio's investment objective, strategy and risk profile. In addition, MCM may add or delete Underlying Portfolios, add or delete asset classes, or change target allocations at any time without approval or notice to shareholders. Accordingly, the Lifetime Asset Allocation Portfolios will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

Expected (as of May 1, 2009) Underlying Portfolios at the inception of each Lifetime Asset Allocation Portfolio:

LIFETIME ASSET ALLOCATION PORTFOLIOS
Asset Class (Morningstar® category) (Underlying Portfolios	Maxim Lifetime 2015 Portfolio I 2015 Portfolio II 2015 Portfolio III	Maxim Lifetime 2025 Portfolio I 2025 Portfolio II 2025 Portfolio III	Maxim Lifetime 2035 Portfolio I 2035 Portfolio II 2035 Portfolio III	Maxim Lifetime 2045 Portfolio I 2045 Portfolio II 2045 Portfolio III	Maxim Lifetime 2055 Portfolio I 2055 Portfolio II 2055 Portfolio III
Large Value
Maxim T. Rowe Price Equity/Income	•	•	•	•	•
MFS Value A	•	•	•	•	•
Large Blend
Maxim S&P 500® Index	•	•	•	•	•
Large Growth
American Century Growth Inv	•	•	•	•	•
Maxim Janus Large Cap Growth	•	•	•	•	•
Mid Value
Goldman Sachs Mid Cap Value A	•	•	•	•	•
Janus Adviser Perkins Mid Cap Value S	•	•	•	•	•
Mid Blend
Mid Growth
BlackRock U.S. Opportunities Inv A	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth	•	•	•	•	•
Small Value
Allianz NFJ Small Cap Value A	•	•	•	•	•
Small Blend
Maxim Index 600	•	•	•	•	•
Maxim Loomis Sayles Small-Cap Value	•	•	•	•	•
Small Growth
Sentinel Small Company A	•	•	•	•	•
Van Kampen Small Cap Growth A	•	•	•	•	•
International Large Value
Harbor International Inv	•	•	•	•	•
Maxim Invesco ADR	•	•	•	•	•
International Large Blend
Maxim MFS International Growth	•	•	•	•	•
International Large Growth
Virtus Foreign Opportunities A	•	•	•	•	•
Intermediate-Term Bond
Maxim Bond Index	•	•	•	•	•
Maxim Federated Bond	•	•	•	•	•
High Yield Bond
JP Morgan High Yield Bond	•	•	•	•	•

A-1

Maxim High Yield Bond	•	•	•	•	•
Inflation Protected Bond
American Century Inflation Adjusted Bond Inv	•	•	•
Global Bond
Maxim Global Bond	•	•	•	•	•
Oppenheimer International Bond A	•	•	•	•	•
Short-Term Bond
Calvert Short Duration Income A	•	•	•
Maxim Short Duration Bond	•	•	•
Cash and Cash Equivalents
Maxim Money Market	•	•	•
Other cash and cash equivalents	•	•	•

The Underlying Portfolios may include Portfolios that are directly advised by MCM, Portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, Portfolios that are advised by an affiliate of MCM,1 and Portfolios that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

[1]

Underlying Funds managed by Putnam Investment Management, LLC ("Putnam Funds") are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to MCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

A-2